As filed with the Securities and Exchange Commission on October 14, 1998
                                        Registration Nos. 811-8437 and 333-37711




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]


                           Pre-Effective Amendment No.                       [ ]


                          Post-Effective Amendment No. 3                     [X]


                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]



                                 Amendment No. 5                             [X]
                        (Check appropriate box or boxes)


                                   -----------


                           UNDISCOVERED MANAGERS FUNDS
               (Exact name of registrant as specified in charter)


                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201


       Registrant's telephone number, including area code: (214) 999-7200


Name and address
of agent for service                                     with a copy to:
Mark P. Hurley                                           John M. Loder, Esq.
Undiscovered Managers, LLC                               Ropes & Gray
Plaza of the Americas                                    One International Place
700 North Pearl Street                                   Boston, MA  02110
Dallas, Texas  75201



Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.


It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on (date) pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
[X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of Beneficial Interest.

                           UNDISCOVERED MANAGERS FUNDS

                              Cross Reference Sheet

                           Items required by Form N-1A

PART A


Item No.   Registration Statement Caption              Caption in Prospectuses
1.         Cover Page                                  Cover Page

2.         Synopsis                                    Summary of Expenses

3.         Condensed Financial Information             Financial Highlights

4.         General Description of Registrant           Cover Page; The Funds; More Information About the
                                                       Funds' Investments and Risk Considerations; Organization and Capitalization
                                                       of The Trust

5.         Management of the Fund                      Cover Page; The Funds; Management of the Funds;
                                                       Organization and Capitalization of The Trust; Portfolio Transactions; Back
                                                       Cover

5A.        Management's Discussion of Fund             Not Applicable
           Performance

6.         Capital Stock and Other Securities          Cover Page; General Shareholder Services; How to Redeem Shares;
                                                       Dividends, Capital Gain Distributions and Taxes; Organization and
                                                       Capitalization of The Trust

7.         Purchase of Securities Being Offered        Management of the Funds; How to Purchase Shares; General Shareholder
                                                       Services; Back Cover

8.         Redemption or Repurchase                    How to Purchase Shares; How to Redeem Shares

9.         Pending Legal Proceedings                   Not Applicable

PART B



Item No.   Registration Statement Caption              Caption in Prospectuses or Statement of Additional Information

10.        Cover Page                                  Cover Page

11.        Table of Contents                           Table of Contents

12.        General Information and History             Not Applicable

13.        Investment Objectives and Policies          Investment Objectives, Policies and Restrictions

14.        Management of the Fund                      Management of the Trust

15.        Control Persons and Principal Holders of    Ownership of Shares of the Funds
           Securities

16.        Investment Advisory and Other Services      Investment Advisory and Other Services; Management
                                                       of the Funds (Prospectus)

17.        Brokerage Allocation and Other Practices    Portfolio Transactions and Brokerage; Portfolio
                                                       Transactions (Prospectus)

18.        Capital Stock and Other Securities          How to Redeem Shares (Prospectus); Redemptions;
                                                       Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

19.        Purchase, Redemption and Pricing of         How to Purchase Shares (Prospectus); How to Buy
           Securities Being Offered                    Shares; Shareholder Services; How to Redeem Shares
                                                       (Prospectus); Redemptions; Net Asset Value

20.        Tax Status                                  Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

21.        Underwriters                                Investment Advisory and Other Services

22.        Calculations of Performance Data            Calculation of Total Return

23.        Financial Statements                        Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

[Logo: Undiscovered Managers(TM)]


                          UNDISCOVERED MANAGERS FUNDS

Institutional Class

P R O S P E C T U S

December   , 1998

                      INSTITUTIONAL CLASS SHARES OF:
                      ---------------------------------------------------------

                            UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                            UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
                            UNDISCOVERED MANAGERS BEHAVIORAL LONG/SHORT FUND UNDISCOVERED MANAGERS SPECIAL SMALL CAP FUND UNDISCOVERED MANAGERS REIT FUND
                            UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
                            UNDISCOVERED MANAGERS HIDDEN VALUE FUND
                            UNDISCOVERED MANAGERS CORE EQUITY FUND
                            UNDISCOVERED MANAGERS ALL CAP VALUE FUND
                            UM INTERNATIONAL EQUITY FUND
                            UM INTERNATIONAL SMALL CAP EQUITY FUND

Undiscovered Managers Funds
Plaza of the Americas
700 North Pearl Street, Suite 1700
Dallas, Texas 75201
1-888-242-3514

Institutional Class
Prospectus                                         December , 1998


                          UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds (the "Trust") is a registered open-end management investment company with eleven separately managed, no-load portfolios (each a "Fund" and collectively, the "Funds"). Undiscovered Managers, LLC ("Undiscovered Managers") is the investment adviser of the Funds. Each Fund's portfolio is managed by a sub-adviser selected by Undiscovered Managers for its experience managing a portfolio of this kind:

o Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund") is managed by RJF Asset Management, Inc.

o Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund") is managed by RJF Asset Management, Inc.

o Undiscovered Managers Behavioral Long/Short Fund (the "Behavioral Long/Short Fund") is managed by RJF Asset Management, Inc.

o Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund") is managed by Kestrel Investment Management Corporation.

o Undiscovered Managers REIT Fund (the "REIT Fund") is managed by Bay Isle Financial Corporation.

o Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") is managed by J.L. Kaplan Associates, LLC.

o Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund") is managed by J.L. Kaplan Associates, LLC.

o Undiscovered Managers Core Equity Fund (the "Core Equity Fund") is managed by Waite & Associates L.L.C.

o Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund") is managed by E.R. Taylor Investments, Inc.

o UM International Equity Fund (the "International Equity Fund") is managed by Unibank Securities, Inc.

o UM International Small Cap Equity Fund (the "International Small Cap Equity Fund") is managed by Unibank Securities, Inc.

Each Fund's investment objective is long-term growth of capital, except for the Behavioral Growth Fund and the Behavioral Long/Short Fund, which have the investment objective of growth of capital, the REIT Fund, which has the investment objective of high total investment return, and the Behavioral Value Fund, the International Equity Fund and the International Small Cap Equity Fund, which have the investment objective of capital appreciation. In seeking to achieve its objective, each Fund invests primarily in equity securities of U.S. companies, except for the International Equity Fund and the International Small Cap Equity Fund, which invest primarily in equity securities of companies that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand. There can be no assurance that the Funds will achieve their investment objectives.

The Behavioral Growth Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund and the All Cap Value Fund currently offer two classes of shares -- Institutional Class shares and Investor Class shares. The Behavioral Value Fund, the Behavioral Long/Short Fund, the Special Small Cap Fund, the REIT Fund, the International Equity Fund and the International Small Cap Equity Fund offer only Institutional Class shares. This Prospectus concisely describes the information that an investor should know before investing in Institutional Class shares of each Fund. Please read it carefully and keep it for future reference. Investor Class shares of those Funds that offer such shares are described in a separate prospectus. To obtain more information about such Funds' Investor Class shares, please call toll free 1-888-242-3514.

A Statement of Additional Information (the "SAI") dated December , 1998, is available upon request and free of charge. Write to Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201, or call toll free 1-888-242-3514. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus and the SAI, and other information regarding registrants that file electronically with the SEC.

For more information about establishing an account, or any other information about the Funds, call toll free 1-888-242-3514.

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                          Page
Summary of Expenses ..................................................     4

Financial Highlights .................................................     8

The Funds ............................................................     9
  Behavioral Growth Fund .............................................     9
  Behavorial Value Fund ..............................................    10
  Behavioral Long/Short Fund .........................................    11
  Special Small Cap Fund .............................................    12
  REIT Fund ..........................................................    13
  Small Cap Value Fund ...............................................    14
  Hidden Value Fund ..................................................    15
  Core Equity Fund ...................................................    16
  All Cap Value Fund .................................................    17
  International Equity Fund ..........................................    18
  International Small Cap Equity Fund ................................    19
  All Funds ..........................................................    20

More Information About the Funds' Investments and Risk Considerations     21

Management of the Funds ..............................................    25

Portfolio Transactions ...............................................    27

How to Purchase Shares ...............................................    28

General Shareholder Services .........................................    30

How to Redeem Shares .................................................    30

Calculation of Performance Information ...............................    32

Dividends, Capital Gain Distributions and Taxes ......................    32

Organization and Capitalization of the Trust .........................    33

                              SUMMARY OF EXPENSES


The following information is provided to assist an investor in understanding the various expenses that an investor in Institutional Class shares of a Fund will bear directly or indirectly. Since each of the Funds commenced operations on either December 29, 1997, or December __ 1998, the information about each Fund's Institutional Class shares shown below is based on annualized projected expenses of the Institutional Class shares for the 1999 fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Institutional Class shares of each Fund over specified periods, assuming the 5% annual return required under federal regulations.

                                                           Behavioral         Behavioral           Behavioral
                                                             Growth              Value             Long/Short
                                                              Fund               Fund                 Fund
                                                        ---------------   ------------------   ------------------
                                                         Institutional       Institutional        Institutional
                                                             Class               Class                Class
                                                        ---------------   ------------------   ------------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
   Purchases (as % of offering price) ...............        none             none                   none
 Maximum Sales Load Imposed on
   Reinvested Dividends (as % of
   offering price) ..................................        none             none                   none
 Maximum Deferred Sales Load (as % of
   original purchase price or redemption
   proceeds, as applicable) .........................        none             none                   none
 Maximum Contingent Redemption Fees
   (as a percentage of amount
   redeemed)(1) .....................................        none             1.00%(2)               1.00%(2)
 Exchange Fees ......................................        none             none                   none

Annual Operating Expenses
 (as a percentage of average net assets):
 Management Fees ....................................        0.95%            1.05%                  1.55%
 12b-1 Fees .........................................        none             none                   none
 Other Operating Expenses (after expense
   reimbursements) ..................................        0.35%            0.35%                  0.45%
 Total Operating Expenses (after expense
   reimbursements) ..................................        1.30%            1.40%                  2.00%(3)

Example(4):
 An investor would pay the following expenses on a
   $1,000 investment assuming (i) a 5% annual return
   and (ii) unless otherwise noted, redemption at
   period end.                                                                (5)  (6)                (5)  (6)
 One Year ...........................................        $13              $14  $24                $20  $30
 Three Years ........................................        $41              $44  $44                $63  $63

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) A contingent redemption fee in the amount of 1.00% is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase. The contingent redemption fee does not apply to reinvested dividends. See "How to Redeem Shares--Contingent Redemption Fee."
(3) Total Operating Expenses do not include dividend expenses incurred in connection with short sales, which are included in and reduce the investment return of the Fund.
(4) Under SEC rules, recently-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.
(5) Assumes no redemption at end of period.
(6) Assumes redemption at end of period.

                                                               Special                                      Small
                                                              Small Cap                    REIT           Cap Value
                                                                Fund                       Fund             Fund
                                                  --------------------------------   ---------------   --------------
                                                            Institutional             Institutional     Institutional
                                                                Class                     Class             Class
                                                  --------------------------------   ---------------   --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
   Purchases (as % of offering price) .........                 none                       none              none
 Maximum Sales Load Imposed on
   Reinvested Dividends (as % of
   offering price) ............................                 none                       none              none
 Maximum Deferred Sales Load (as % of
   original purchase price or redemption
   proceeds, as applicable) ...................                 none                       none              none
 Redemption Fees(1) ...........................                 none                       none              none
 Exchange Fees ................................                 none                       none              none

Annual Operating Expenses
 (as a percentage of average net assets):
 Management Fees ..............................   1.15% for the first year;               1.05%             1.05%
                                                  thereafter, fees will vary
                                                  from 0.65% to 1.65%
                                                  based on the invest-
                                                  ment performance of
                                                  the Fund relative to a
                                                  benchmark (2)
 12b-1 Fees ...................................                 none                      none              none
 Other Operating Expenses (after expense
   reimbursements) ............................                 0.55%                     0.35%             0.35%
 Total Operating Expenses (after expense
   reimbursements) ............................   1.70% for the first year;
                                                  thereafter, expenses
                                                  will vary from 1.20% to
                                                  2.20% based on,
                                                  among other things,
                                                  the investment perfor-
                                                  mance of the Fund rela-
                                                  tive to a benchmark (2)                 1.40%             1.40%

Example(3):
 An investor would pay the following expenses
   on a $1,000 investment assuming a 5% annual
   return (with or without a redemption at the
   end of each time period):
 One Year .....................................                 $17                       $14               $14
 Three Years ..................................                 $38-69(2)                 $44               $44

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) The advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is determined by adding to (or subtracting from) 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. The Russell 2000 Index is composed of the common stocks of the 2000 smallest of the 3000 largest publicly-traded U.S. companies, measured by market capitalization. See "Management of the Funds -- Advisory and Sub-Advisory Fees."
(3) Under SEC rules, recently-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

                                                       Hidden             Core            All Cap
                                                       Value             Equity            Value
                                                        Fund              Fund             Fund
                                                  ---------------   ---------------   --------------
                                                   Institutional     Institutional     Institutional
                                                       Class             Class             Class
                                                  ---------------   ---------------   --------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
   Purchases (as % of offering price) .........        none              none              none
 Maximum Sales Load Imposed on
   Reinvested Dividends (as % of offering
   price) .....................................        none              none              none
 Deferred Sales Load (as % of original
   purchase price or redemption proceeds,
   as applicable) .............................        none              none              none
 Redemption Fees(1) ...........................        none              none              none
 Exchange Fees ................................        none              none              none

Annual Operating Expenses
 (as a percentage of average net assets):
 Management Fees ..............................        0.95%             0.74%             0.74%
 12b-1 Fees ...................................        none              none              none
 Other Operating Expenses (after expense
   reimbursements) ............................        0.35%             0.25%             0.25%
 Total Operating Expenses (after expense               1.30%             0.99%             0.99%
   reimbursements) ............................

 Example(2):
 An investor would pay the following
   expenses on a $1,000 investment
   assuming a 5% annual return (with or
   without a redemption at the end of each
   time period):
 One Year .....................................        $13               $10               $10
 Three Years ..................................        $41               $32               $32

------------
(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) Under SEC rules, recently-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

                                                      International        International
                                                         Equity           Small Cap Equity
                                                          Fund                  Fund
                                                  --------------------   -----------------
                                                      Institutional        Institutional
                                                          Class                Class
                                                  --------------------   -----------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
   Purchases (as % of offering price) .........           none                  none
 Maximum Sales Load Imposed on
   Reinvested Dividends (as % of offering
   price) .....................................           none                  none
 Deferred Sales Load (as % of original
   purchase price or redemption proceeds,
   as applicable) .............................           none                  none
 Redemption Fees(1) ...........................           1.00%(2)              1.00%(2)
 Exchange Fees ................................           none                  none

Annual Operating Expenses
 (as a percentage of average net assets):
 Management Fees ..............................           0.95%                 1.15%
 12b-1 Fees ...................................           none                  none
 Other Operating Expenses (after expense
   reimbursements) ............................           0.50%                 0.45%
 Total Operating Expenses (after expense
   reimbursements) ............................           1.45%                 1.60%

 Example(3):
 An investor would pay the following
   expenses on a $1,000 investment
   assuming a 5% annual return (with or
   without a redemption at the end of each
   time period):                                          (4)   (5)             (4)   (5)
 One Year .....................................           $15   $25             $16   $26
 Three Years ..................................           $46   $46             $50   $50

------------
(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(2) A contingent redemption fee in the amount of 1.00% is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase. The contingent redemption fee does not apply to reinvested dividends. See "How to Redeem Shares--Contingent Redemption Fee."
(3) Under SEC rules, recently-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.
(4) Assumes no redemption at end of period.
(5) Assumes redemption at end of period.

Other Operating Expenses are based on estimated amounts for the 1999 fiscal year after giving effect to voluntary expense limitations. Undiscovered Managers, the Funds' investment adviser, has voluntarily agreed, for an indefinite period, to limit each Fund's Institutional Class Total Operating Expenses to the percentages of net assets shown above, subject to later reimbursement by the Funds in certain circumstances. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses for the Institutional Class would be 2.54% and 3.49%, respectively, for the Behavioral Growth Fund; 4.82% and 5.87%, respectively, for the Behavioral Value Fund; 4.87% and 6.42%, respectively, for the Behavioral Long/Short Fund; 1.59% and 2.74%, respectively, for the Special Small Cap Fund; 1.79% and 2.84%, respectively, for the REIT Fund; 1.91% and 2.96%, respectively, for the Small Cap Value Fund; 8.05% and 9.00%, respectively, for the Hidden Value Fund; 3.53% and 4.27%, respectively, for the Core Equity Fund; 21.21% and 21.95%, respectively, for the All Cap Value Fund; 2.68% and 3.63%, respectively, for the International Equity Fund; and 2.68% and 3.83%, respectively, for the International Small Cap Equity Fund. See "Management of the Funds -- Advisory and Sub-Advisory Fees."

                              FINANCIAL HIGHLIGHTS


                         [To be supplied by amendment]

                                   THE FUNDS

The following sections present information about the investment objective, policies and strategies, sub-adviser and portfolio manager(s) for each Fund.


BEHAVIORAL GROWTH FUND
-------------------------

The Behavioral Growth Fund's investment objective is growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser believes have growth characteristics. In selecting stocks for the Fund, the sub-adviser applies principles based on behavioral studies. The sub-adviser believes that behavioral biases on the part of investors may cause the market to under-react to new, positive information concerning a company. The sub-adviser analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of the company's stock fully reflects the sub-adviser's expectations as to the company's future earnings and growth prospects. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily be approximately $1 billion, and that the average market capitalization will be between $1.5 and $2 billion, but the median and average capitalizations could be significantly higher or lower. The Fund will ordinarily remain substantially fully invested in common stocks.


RJF Asset Management, Inc. ("RJF Management") is the sub-adviser to the Fund. RJF Management, 411 Borel Avenue, Suite 402, San Mateo, California was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for the management of the Fund's portfolio. Mr. Fuller founded RJF Management and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined RJF Management in 1996 as Vice President and Portfolio Manager and became Senior Vice President and Portfolio Manager in 1997. Prior to joining RJF Management, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996.

BEHAVIORAL VALUE FUND
-------------------------

The Behavioral Value Fund's investment objective is capital appreciation.

The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies. In selecting stocks for the Fund, the sub-adviser applies principles based on behavioral studies. The sub-adviser believes that behavioral biases on the part of investors may cause the market to over-react to old, negative information and under-react to new, positive information concerning a company. In order to take advantage of such behavioral biases, the sub-adviser begins by looking at companies that have (i) price-to-earnings ratios below the median in their industry group or (ii) decreasing stock values on an absolute basis. Within such universes of stocks, the sub-adviser selects investments for the Fund based on such factors as (i) recent underperformance of the company's stock relative to the market, (ii) significant share purchases by company insiders or (iii) stock repurchase activity by the company. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily be within the range of stocks encompassed by the Russell 2000 Index, but the median capitalization could be significantly higher or lower. The Fund will ordinarily remain substantially fully invested in common stocks.

The Fund's sub-adviser is RJF Management, and Russell J. Fuller and Joanne S. Ott have day-to-day responsibility for managing the Fund's portfolio. Ms. Ott joined RJF Management in 1993 as a Research Analyst and Portfolio Manager and became a Vice President in 1995. Prior to joining RJF Management, Ms. Ott was employed as a Portfolio Manager in the trust department at Richfield Bank and Trust from 1985 to 1990 and as an Investment Consultant in the trust department at University National Bank from 1991 to 1993. For more information about RJF Management and Mr. Fuller, see "Behavioral Growth Fund" above.

BEHAVIORAL LONG/
SHORT FUND
-------------------------

The Behavioral Long/Short Fund's investment objective is growth of capital.

The Fund seeks to achieve its objective by taking long positions in stocks of U.S. companies that the Fund's sub-adviser believes are undervalued and short positions in stocks of other U.S. companies that the Fund's sub-adviser believes are overvalued. See "More Information About the Funds' Investments and Risk Considerations--Short Sales" below. When taking long positions, the sub-adviser utilizes a combination of its growth and value strategies. A portion of the Fund's long portfolio is selected using the strategies used for selecting stocks for the Behavioral Growth Fund. The remainder of the long portfolio is selected using the strategies used for selecting stocks for the Behavioral Value Fund. For a description of such strategies, see "Behavioral Growth Fund" and "Behavioral Value Fund" above. When taking short positions, the sub-adviser begins with universes of stocks that have high valuation ratios and then analyzes companies within such universes that have had recent stock issuances or where there has been a significant divestiture of company stock by management. In constructing the Fund's long and short portfolios, the sub-adviser does not seek to achieve characteristics that would tend to reduce the likelihood of divergence in the value of the two portfolios (such as similiar industry weightings). In this respect, the Fund differs from so-called "market neutral" funds. There may be instances when the sub-adviser will have to terminate short positions at a time when it would not otherwise do so, in order to ensure that the market value of all short positions does not exceed 100% of the value of the Fund's net assets. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily be approximately $1.5 billion, but the median capitalization could be significantly higher or lower. The Fund will ordinarily remain substantially fully invested in common stocks. The dollar value of the Fund's long portfolio will at least equal the dollar value of its short portfolio, and, under normal market conditions, the dollar value of the long portfolio could exceed that of the short portfolio by up to 30%.

Investment in shares of the Fund is more volatile and risky than some other forms of investment. If the sub-adviser takes long positions in stocks that underperform the market and short positions in stocks that outperform the market, then the losses of the Fund may exceed those of other stock mutual funds. Furthermore, because the Fund's sub-adviser will manage both a long and a short portfolio, an investment in the Fund will involve the risk that the sub-adviser may make more poor investment decisions than a manager of a typical stock mutual fund with only a long portfolio.

The Fund's sub-adviser is RJF Management, and Russell J. Fuller, Frederick W. Stanske and Joanne S. Ott have day-to-day responsibility for managing the Fund's long portfolio, and Mr. Stanske and Ms. Ott have day-to-day responsibility for managing the Fund's short portfolio. For more information about RJF Management and Messrs. Fuller and Stanske, see "Behavioral Growth Fund" above, and for more information about Ms. Ott, see "Behavioral Value Fund" above.

SPECIAL SMALL CAP FUND
-------------------------

The Special Small Cap Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of small cap U.S. companies that have one or more of the following special characteristics: (1) the company has recently been spun off or divested from a former parent company, (2) the company has announced or is conducting a program to buy back its own stock, (3) the company has made or intends to make a relatively significant sale of assets, or (4) the sub-adviser believes the company is undervalued because of other special circumstances, such as regulatory changes affecting its industry. Under normal market conditions, the Fund invests at least 65% of its assets in stocks of companies in such special situations with market capitalization of between $50 million and $1.2 billion.


Kestrel Investment Management Corporation ("Kestrel Management") is the sub-adviser to the Fund. Kestrel Management, 411 Borel Avenue, Suite 403, San Mateo, California, was founded in 1993, and serves as an investment adviser for pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

David J. Steirman and Abbott J. Keller have day-to-day responsibility for the management of the Fund. Messrs. Steirman and Keller have served as President and Chief Investment Officer, respectively, of Kestrel Management since founding the firm in 1993. Messrs. Steirman and Keller have worked together in the investment management business for more than twenty years, having served from 1981 to 1993 as vice president and investment strategist, respectively, at Concord Capital Management, and having both been employed before that at American National Bank of Chicago.

REIT FUND
-------------------------

The REIT Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event in normal market conditions at least 65% of its assets, in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. In selecting investments for the Fund, the Fund's sub-adviser seeks to identify REITs that have good management, strong balance sheets, above average growth in funds from operations and that trade at a discount to their underlying value.

Bay Isle Financial Corporation ("Bay Isle") is the Fund's sub-adviser. Bay Isle, 160 Sansome Street, San Francisco, California, was founded in 1986, and serves an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

William F.K. Schaff has day-to-day responsibility for the management of the Fund's portfolio. He receives significant analytical assistance from Bay Isle's chief REIT analyst, Ralph L. Block. Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential REIT. Mr. Block has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.

SMALL CAP VALUE FUND
-------------------------

The Small Cap Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. (Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.) In selecting stocks for the Fund, the Fund's sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.

J.L. Kaplan Associates, LLC ("Kaplan Associates") is the sub-adviser to the Fund. Kaplan Associates, 75 Park Plaza, 4th Floor, Boston, Massachusetts, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors. Kaplan Associates believes that a stock can be a good value either by virtue of exceptional earning power or because such stock sells at a substantial discount to its asset base.

James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.

HIDDEN VALUE FUND
-------------------------

The Hidden Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of companies that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. The sub-adviser believes the value of certain stocks will tend to be "hidden" from the market for reasons including the coverage of certain companies by relatively few securities analysts. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily range from $800 million to $5 billion. In selecting stocks for the Fund, the sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks.

The Fund's sub-adviser is Kaplan Associates, and James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. For more information about Kaplan Associates and Messrs. Kaplan and Weisman, see "Small Cap Value Fund" above.

CORE EQUITY FUND
-------------------------

The Core Equity Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies. Although the common stocks in which the Fund invests will typically have larger market capitalization, the Fund may invest in stocks with capitalization as low as $1 billion. In selecting investments for the Fund, the Fund's sub-adviser will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors. Under normal market conditions, the Fund will ordinarily be substantially fully invested in common stocks of U.S. companies.

Waite & Associates L.L.C. is the Fund's sub-adviser. Waite & Associates L.L.C., 601 South Figueroa Street, Los Angeles, California, is the successor firm to Waite & Associates, the successor firm to Waite & Correnti, an investment advisory firm founded in 1978. Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for the management of the Fund's portfolio. Mr. Waite founded Waite & Correnti in 1978 and has served as President and Chief Investment Officer of the firm since then. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager. Ms. Calhoun held the position of Senior Vice President of Trading from 1981 until becoming a Managing Director in 1997, and has been a Senior Portfolio Manager since 1992.

ALL CAP VALUE FUND
-------------------------

The All Cap Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing in common stocks of companies of any market capitalization (small-, mid- or large-cap) that its sub-adviser believes are undervalued and therefore offer above-average potential for capital growth. In selecting these stocks, the sub-adviser will consider, among other things, the issuer's cash flow, price-to-book ratio, return on capital, balance sheets, and management. The Fund will ordinarily remain substantially fully invested in common stocks.

E.R. Taylor Investments, Inc. ("E.R. Taylor") is the sub-adviser to the Fund. E.R. Taylor, 46 South Main Street, Suite 4, Concord, New Hampshire, was founded in 1983, and serves as an investment adviser to endowment funds, charitable organizations and other institutional and individual investors. E.R. Taylor's philosophy is to invest in undervalued, quality companies where management uses cash flow to build shareholder value.

Investment decisions for the Fund are made by E.R. Taylor's Investment Committee, which consists of six investment professionals. Sherwood T. Small, President of E.R. Taylor, is the Chairman of the Investment Committee. Mr. Small has served as President of E.R. Taylor since 1992.

INTERNATIONAL EQUITY FUND
-------------------------

The International Equity Fund's investment objective is capital appreciation.

The Fund seeks to achieve its objective by investing in common stocks of issuers of any market capitalization (small-, mid- or large-cap) that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand. Although permitted to invest in common stocks that are principally traded on any of the foregoing stock markets, the Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose common stocks are not principally traded in countries included in the Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index. In selecting stocks for the Fund, the sub-adviser focuses on economies, industries or companies that are undergoing significant structural or other changes. Under normal market conditions, the Fund will ordinarily be substantially fully invested in common stocks.

Unibank Securities, Inc. ("Unibank"), 13-15 West 54th Street, New York, New York, was founded in 1994, and is the sub-adviser to the Fund. Unibank or its affiliate Unibank A/S currently serves as an investment adviser to pension and profit sharing plans, trusts and other institutional and private investors.

Investment decisions for the Fund are made by an investment team, of which Niels-Ulrik Mousten is the head.

INTERNATIONAL SMALL CAP
EQUITY FUND
--------------------------

The International Small Cap Equity Fund's investment objective is capital appreciation.

The Fund seeks to achieve its objective by investing primarily in common stocks of small cap issuers that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand. Although permitted to invest in common stocks that are principally traded on any of the foregoing stock markets, it is expected that the Fund will invest primarily in issuers whose common stocks are principally traded on stock markets in Europe. The Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose common stocks are not principally traded on stock markets in countries included in the MSCI EAFE Index. In selecting stocks for the Fund, the sub-adviser focuses on economies, industries or companies that are undergoing significant structural or other changes. Under normal market conditions, the Fund will ordinarily be substantially fully invested in common stocks and will invest at least 65% of its total assets in common stocks of issuers with market capitalizations, at the time of purchase, of under $1.5 billion.

The Fund's sub-adviser is Unibank. Investment decisions for the Fund are made by an investment team. For more information about Unibank, see "International Equity Fund" above.

ALL FUNDS


THE FUNDS' INVESTMENTS

In addition to the investments described above, each Fund may lend its portfolio securities and enter into repurchase agreements. See "More Information About the Funds' Investments and Risk Considerations" below.


INVESTMENT OBJECTIVES AND POLICIES

Except as explicitly described otherwise, the investment objective and policies of each of the Funds are not "fundamental" and may be changed without shareholder approval.


DIVERSIFICATION

Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), except for the REIT and the Special Small Cap Funds, which are "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets is not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.

     MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

It is important to understand the following risks inherent in a Fund before you invest.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and similar equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include securities exercisable for or convertible into common stocks (e.g., warrants). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES

All of the Funds may invest in companies with relatively small market capitalization, and several of the Funds will invest primarily in such companies. See "The Funds" above.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

REPURCHASE AGREEMENTS

All of the Funds will normally invest at least 65% of their total assets in common stocks. Any assets not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements.

Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES

The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to ter-mination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.


SHORT SALES

The Behavioral Long/Short Fund will make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker or other institution and deliver it to the other party to the transaction. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold short. Until the security sold short is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any gain resulting from a short sale will be decreased, and the amount of any loss increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. Government securities or other liquid securities such that the amount deposited in the account plus any amount deposited with a broker or other custodian as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with such broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with such broker or custodian. The Fund will not make a short sale if, after giving effect to such sale, the market value of all short positions exceeds 100% of the value of the Fund's net assets. The Fund's use of short sales may result in the Fund realizing more short-term capital gains (generally subject to tax at ordinary income tax rates) than it would if it did not engage in short sales.

REAL ESTATE INVESTMENT TRUSTS

The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITs and Mortgage REITs.


While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets' risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.


FOREIGN SECURITIES

The International Equity and International Small Cap Equity Funds (the "International Funds") will invest primarily in foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the International Funds may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the International Funds may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Funds' assets and the Funds' income available for distribution.

In addition, although the International Funds' income may be received or realized in foreign currencies, the Funds will be required to compute and distribute their income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Funds' investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The International Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

In determining whether to invest in securities of foreign issuers, the subadviser of the International Funds will consider the likely effects of foreign taxes on the net yield available to such Funds and their shareholders. Compliance with foreign tax law may reduce each such Fund's net income available for distribution to its shareholders.

FOREIGN CURRENCY

Most foreign securities in the International Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund holding such securities in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The International Funds may incur costs in connection with conversions between various currencies. In addition, each International Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

CURRENCY HEDGING TRANSACTIONS

Each of the International Funds may, at the discretion of its subadviser, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and options to buy or sell currencies and currency futures contracts. For more information on foreign currency hedging transactions, see the SAI. The International Funds' sub-adviser expects to engage in currency hedging transactions only under unusual circumstances. Therefore, investors in the International Funds will ordinarily be exposed to the risks associated with fluctuations in the value of the U.S. dollar relative to the currencies in which those Funds' portfolio securities trade.

"YEAR 2000" MATTERS

Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems of a Fund fail to process information properly, such failure could have an adverse impact on the Fund's operations and services provided to shareholders. Undiscovered Managers, the sub-advisers and the distributor, administrator, sub-administrator, transfer agent, custodian and certain other service providers to each of the Funds have reported that each expects to modify its systems, as necessary, prior to January 1, 2000 to address this so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

                            MANAGEMENT OF THE FUNDS


Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub-adviser to assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

Undiscovered Managers was organized in 1997 as a Delaware limited liability company. The address of Undiscovered Managers is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201. Mark P. Hurley, the President of Undiscovered Managers, and AMRESCO, Inc., a publicly traded corporation engaged in residential mortgage banking, commercial mortgage banking, asset management and commercial finance, each own more than 25% of the voting securities of Undiscovered Managers and therefore are regarded to control Undiscovered Managers for purposes of the 1940 Act. Each of the sub-advisers, except Unibank, is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (RJF Management); David J. Steirman and Abbott J. Keller (Kestrel Management); Gary G. Pollock and William F.K. Schaff (Bay Isle); James L. Kaplan (Kaplan Associates); Leslie
A. Waite (Waite & Associates L.L.C.); and Sherwood T. Small (E.R. Taylor). Unibank is regarded for purposes of the 1940 Act as being controlled by Unidanmark A/S, a publicly traded financial services holding company in Denmark. Unibank has no prior experience managing mutual funds.

The Bank of New York is the custodian for each Fund, except the Behavioral
Long/Short Fund whose custodian is            , and First Data Distributors,
Inc. is the distributor for all the Funds (the "Distributor").

ADVISORY AND SUB-ADVISORY FEES AND OTHER EXPENSES

Each Fund pays Undiscovered Managers a management fee at the following annual percentage rates of the Fund's daily net assets, subject to the fee deferral arrangements described below:

                       Fund                             Fee Rate
  Behavioral Growth Fund                                 0.95%
  Behavioral Value Fund                                  1.05%
  Behavioral Long/Short Fund                             1.55%
  Special Small Cap Fund                               0.65-1.65%*
  REIT Fund                                              1.05%
  Small Cap Value Fund                                   1.05%
  Hidden Value Fund                                      0.95%
  Core Equity Fund                                       0.74%
  All Cap Value Fund                                     0.74%
  International Equity Fund                              0.95%
  International Small Cap Equity Fund                    1.15%

------------
* After December 31, 1998, the advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is determined by adding to (or subtracting from) 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. Until December 31, 1998, the annual fee rate is 1.15%. The Russell 2000 Index is composed of the common stocks of the 2000 smallest of the 3000 largest publicly-traded U.S. companies, measured by market capitalization. The Fund uses the Russell 2000 Index as the standard of performance comparison because that index is well known to investors and is commonly regarded as representative of the performance of United States smaller capitalization stocks. The sponsor of the Russell 2000 Index does not sponsor and is not in any other way affiliated with the Fund.

As described above, the advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. The following table provides information concerning a range of potential advisory fee rates for the Special Small Cap Fund.

                     Special Small Cap Fund
                    Total Return Differential
                         with respect to             Fee
                       Russell 2000 Index         Percentage
                                -2.5%                 .65%*
                                -1.5%                 .85%
                                   0%                1.15%
                                 1.5%                1.45%
                                 2.5%                1.65%**

------------
 * Minimum advisory fee rate even if the differential for the Fund for the hypothetical period was less than 2.5%.

** Maximum advisory fee rate even if the differential for the Fund for the hypothetical period exceeded 2.5%.

Undiscovered Managers pays each Fund's sub-adviser a sub-advisory fee at the following annual percentage rates of the specified levels of the Fund's average daily net assets:


Fund                        Sub-adviser                        Fee Rate as % of Fund's Net Assets
--------------------------------------------------------------------------------------------------------
Behavioral Growth Fund      RJF Management                 0.60%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.55%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.50%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
Behavioral Value Fund       RJF Management                 0.70%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.65%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.60%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
Behavioral Long/Short       RJF Management                 1.20%   of the first $200 million
  Fund                                                    -----    -------------------------------------
                                                           1.15%   of the next $100 million
                                                          -----    -------------------------------------
                                                           1.10%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
Special Small Cap Fund      Kestrel Management            0.30% -  of all assets
                                                          1.30%*
--------------------------------------------------------------------------------------------------------
REIT Fund                   Bay Isle                       0.70%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.65%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.60%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
Small Cap Value Fund        Kaplan Associates              0.70%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.65%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.60%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
Hidden Value Fund           Kaplan Associates              0.60%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.55%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.50%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
Core Equity Fund            Waite & Associates L.L.C.      0.40%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.35%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.30%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
All Cap Value Fund          E.R. Taylor                    0.40%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.35%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.30%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
International Equity Fund   Unibank                        0.60%   of the first $200 million
                                                          -----    -------------------------------------
                                                           0.55%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.50%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------
International Small Cap     Unibank                        0.80%   of the first $200 million
  Equity Fund                                             -----    -------------------------------------
                                                           0.75%   of the next $100 million
                                                          -----    -------------------------------------
                                                           0.70%   of assets in excess of $300 million
--------------------------------------------------------------------------------------------------------


------------


*After December 31, 1998, the sub-advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is deter-mined by adding to (or subtracting from) 0.80% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The sub-advisory fee rate will not exceed the annual rate of 1.30% nor be less than the annual rate of 0.30%. Until December 31, 1998, the annual fee rate is 0.80%. For more information about the Russell 2000 Index, see the footnote to the Funds' Advisory Fee Table above.


The Trust intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund without obtaining shareholder approval. The exemptive request will also seek to permit, without obtaining shareholder approval, the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement when such changes or continuation are approved by the Trust's Board of Trustees. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.


Pursuant to an Administrative Services Agreement, Undiscovered Managers has agreed to provide each Fund all administrative services, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of .25% of the Fund's average net asset value. Undiscovered Managers has entered into an agreement with First Data Investor Services Group, Inc. ("First Data") to provide certain of the foregoing administrative services, at the expense of Undiscovered Managers. First Data has no responsibility with respect to the oversight of any Fund's investment advisory services.


OTHER FUND EXPENSES


In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Undiscovered Managers, including taxes, brokerage commissions, shareholder servicing fees, fees and expenses of registering and qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and Trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of Trustees who are not directors, officers or employees of Undiscovered Managers. In general, fees and expenses of a Fund are allocated pro rata among such Fund's shares, regardless of class. Shareholder servicing fees, however, are alllocated only to a Fund's Investor Class shares.

Undiscovered Managers has voluntarily agreed, for an indefinite period, to reduce its fees and pay the expenses of each Fund's Institutional Class in excess of the following annual percentage rates of the average daily net assets of each Fund's Institutional Class, subject to the obligation of the Fund to repay Undiscovered Managers such expenses in future years, if any, when the Fund's Institutional Class expenses fall below the stated percentage rate, but only to the extent that such repayment would not cause the Fund's Institutional Class expenses in any such future year to exceed the stated percentage rate, and provided that the Funds are not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred:
0.99% for the All Cap Value Fund and the Core Equity Fund; 1.30% for the Behavioral Growth Fund and the Hidden Value Fund; 1.45% for the International Equity Fund; 1.40% for the Behavioral Value Fund, the REIT Fund and the Small Cap Value Fund; 1.60% for the International Small Cap Equity Fund; 2.00% for the Behavioral Long/Short Fund; and, for the Special Small Cap Fund, the sum of 0.55% plus the advisory fee rate for the Fund for the year in question. Undiscovered Managers may change or terminate these voluntary arrangements at any time, but this Prospectus would be supplemented to describe the change.


                            PORTFOLIO TRANSACTIONS

In addition to selecting portfolio investments for the Fund(s) it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge com-mission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.


A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.


A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

Portfolio transactions for the International Equity and International Small Cap Equity Funds may be effected by Aros Securities Inc., which is an affiliate of Unibank, the sub-adviser to such Funds.

It is not possible to predict the Funds' portfolio turnover rates with certainty. Each Fund's sub-adviser has indicated, however, that it does not expect that the annual portfolio turnover rate of the Fund(s) it manages would normally exceed the following rates: 50% for the All Cap Value, Core Equity, REIT and International Equity Funds; 60% for the International Small Cap Equity Fund; 75% for the Small Cap Value, Hidden Value and Special Small Cap Funds; 100% for the Behavioral Value Fund; 200% for the Behavioral Growth Fund and 300% for the Behavioral Long/Short Fund. Any Fund's portfolio turnover rate in any year could be significantly higher or lower than these estimates. Higher levels of portfolio turnover may result in higher transactions costs and higher levels of taxable realized capital gains (including short-term capital gains generally taxed at ordinary income tax rates). See "Dividends, Capital Gain Distributions and Taxes" below.


                            HOW TO PURCHASE SHARES


An investor may make an initial purchase of Institutional Class shares of any Fund by submitting a completed application form and payment to:


     Undiscovered Managers Funds
     4400 Computer Drive
     P.O. Box 5181
     Westborough, MA 01581-5181

The minimum initial investment in any Fund is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of the Trust, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for any new shareholder in Undiscovered Managers Funds who initially invests less than $250,000 but signs a letter of intent stating the shareholder's intention to bring his or her balance to $250,000 within six months after the initial purchase. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to the investors individually. Undiscovered Managers reserves the right to redeem the accounts at net asset value of shareholders that have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.


If the balance in a shareholder's account with a Fund is less than a minimum amount set by the Trustees of the Trust from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Shares of any Fund may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) any combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange of securities by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-667-1224.


Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended, or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by an exchange of securities.


All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When purchases are made by check, redemption proceeds will not be sent until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of an investor's order, First Data opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

After an account has been established, an investor may send subsequent investments at any time directly to First Data at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

Initial and subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

     Boston Safe Deposit & Trust Company
     ABA #011001234
     Account #145483
     FOB: Shareholder Name and Account Number
     FOR: Undiscovered Managers Funds


A bank may charge a fee for transmitting funds by wire.

Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.


Except for the broker-dealer transaction-based or other fees described in the next paragraph, the price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or sub-agent. Shares of the Funds are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the SAI.


The Distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. The Funds will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.


                         GENERAL SHAREHOLDER SERVICES


The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from First Data. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.


FREE EXCHANGE PRIVILEGE. Institutional Class shares of any Fund may be exchanged, subject to any applicable redemption fees, for Institutional Class shares of any other Fund. Institutional Class shares may not be exchanged for Investor Class shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

RETIREMENT PLANS. The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

An investor can redeem shares of any Fund by sending a written request to First Data at 4400 Computer Drive, P.O. Box 5181, Westborough, MA 01581-5181, Attn:
Undiscovered Managers Funds. As described below, an investor may also redeem shares of any Fund by calling Undiscovered Man-agers at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

The written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.


If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) an investor is providing instructions to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by Undiscovered Managers prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to Undiscovered Managers after the Exchange closes or on a day when the Exchange is not open for business, Undiscovered Managers cannot accept the request and a new request will be necessary.

If an investor decides to change the bank account to which proceeds are to be wired, an investor must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide Undiscovered Managers with the investor's account registration and address as it appears on the records of the Trust. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust, First Data, the Distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.


The redemption price for shares of any Fund will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by First Data or an approved broker-dealer or its authorized designee in proper form, less any applicable redemption fee. See "Contingent Redemption Fee" below.


Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request, if the request is in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.


The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

CONTINGENT REDEMPTION FEE

Each of the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund are intended for long-term investors. In each such Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund assess a redemption fee in the amount of 1.00% on redemptions and exchanges of Fund shares held for one year or less from the time of purchase.

The contingent redemption fee will be paid to the Fund from which the redemption is made to help offset brokerage and other Fund costs associated with redemptions. The Funds will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is one year or less, the contingent redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends.


                    CALCULATION OF PERFORMANCE INFORMATION

The Funds may include in advertising their "total return" for the one-, five- and ten-year periods (or for the life of a Fund, if shorter) through the most recent calendar quarter. These total returns represent the average annual compounded rate of return on a hypothetical investment of $1,000 in a Fund. Total return may also be presented for other periods and on a cumulative (in addition to average annual) basis.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.


Income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains (generally subject to a 20% tax rate) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of a Fund. Some 1998 distributions of long-term capital gains realized in 1997 may be subject to a 28% tax rate. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder).


Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to the investor (1) if the investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that the investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received.

In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

First Data will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.


Each of the International Funds may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in such Fund's portfolio. Each International Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which may allow certain Fund shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of such Fund's foreign tax paid. In addition, each International Fund's investment in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.


                 ORGANIZATION AND CAPITALIZATION OF THE TRUST


Each Fund is a series of the Trust. The Trust was organized as a Massachusetts business trust on September 29, 1997. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes. Currently, the Behavioral Growth Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund and the All Cap Value Fund have two classes of shares--Institutional Class shares and Investor Class shares. The Behavioral Value Fund, the Behavioral Long/Short Fund, the Special Small Cap Fund, the REIT Fund, the International Equity Fund and the International Small Cap Equity Fund have only Institutional Class shares. Investor Class shares are offered in a separate prospectus. Each share in a Fund has one vote, with fractional shares voting proportionally. All Trust shares entitled to vote will vote together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class will be required to decide the question. Shares are freely transferable, are entitled to dividends as declared by the Trustees of the Trust, and, if a Fund were liquidated, would receive the net assets of such Fund. Each Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders may remove the Trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

Investor Class shares are identical to Institutional Class shares, except that Investor Class shares bear shareholder servicing fees and have separate voting rights in certain circumstances. Since Institutional Class shares of a Fund bear no shareholder servicing fees and consequently lower total fees, they are expected to have a higher total return than Investor Class shares of such Fund, if any. Institutional Class shares do not convert into Investor Class shares, and Investor Class shares do not convert into Institutional Class shares.

As of November 15, 1998, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the 1940 Act.

Behavioral Growth Fund
Behavioral Value Fund
Behavioral Long/Short Fund
Special Small Cap Fund
REIT Fund
Small Cap Value Fund
Hidden Value Fund
Core Equity Fund
All Cap Value Fund
International Equity Fund
International Small Cap Equity Fund


Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of such liability is considered remote since it may arise only in very limited circumstances.

                     [This Page Intentionally Left Blank]

                              INVESTMENT ADVISER
                           Undiscovered Managers, LLC
                             Plaza of the Americas
                       700 North Pearl Street, Suite 1700
                              Dallas, Texas 75201
                            Toll free: 888-242-3514
                              Phone: 214-999-7200
                               Fax: 214-999-7201


================================================================================

                                  DISTRIBUTOR
                         First Data Distributors, Inc.
                              4400 Computer Drive
                       Westborough, Massachusetts 01581

                                 LEGAL COUNSEL
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                                TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                              4400 Computer Drive
                       Westborough, Massachusetts 01581

                            INDEPENDENT ACCOUNTANTS
                             Deloitte & Touche LLP
                               125 Summer Street
                          Boston, Massachusetts 02110


                                  CUSTODIANS
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                                --------------
                                  undiscovered
                                      managers[TM]

                          UNDISCOVERED MANAGERS FUNDS


INVESTOR CLASS

P R O S P E C T U S


JULY 30, 1998



                    INVESTOR CLASS SHARES OF:

                    -----------------------------------------------------

                           UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                           UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
                           UNDISCOVERED MANAGERS HIDDEN VALUE FUND
                           UNDISCOVERED MANAGERS CORE EQUITY FUND
                           UNDISCOVERED MANAGERS ALL CAP VALUE FUND


Undiscovered Managers Funds
Plaza of the Americas
700 North Pearl Street
Dallas, Texas 75201
1-888-242-3514

Investor Class
Prospectus                                              July 30, 1998


                          UNDISCOVERED MANAGERS FUNDS


Undiscovered Managers Funds (the "Trust") is a registered open-end management investment company with seven separately managed, no-load portfolios. Five of the Trust's portfolios (each such portfolio a "Fund" and collectively, the "Funds") offer Investor Class shares. Undiscovered Managers, LLC
("Undiscovered Managers") is the investment adviser of the Funds. Each Fund's portfolio is managed by a sub-adviser selected by Undiscovered Managers for its experience managing a portfolio of this kind:


[bullet] Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth
         Fund") is managed by RJF Asset Management, Inc.

[bullet] Undiscovered Managers Small Cap Value Fund (the "Small Cap Value
         Fund") is managed by J.L. Kaplan Associates, LLC.

[bullet] Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund") is managed by J.L. Kaplan Associates, LLC.

[bullet] Undiscovered Managers Core Equity Fund (the "Core Equity Fund") is managed by Waite & Associates L.L.C.

[bullet] Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund") is managed by E.R. Taylor Investments, Inc.

Each Fund's investment objective is long-term growth of capital, except for the Behavioral Growth Fund, which has the investment objective of growth of capital. In seeking to achieve its objective, each Fund invests primarily in equity securities of U.S. companies. There can be no assurance that the Funds will achieve their investment objectives.

Each Fund currently offers two classes of shares -- the Investor Class and the Institutional Class. This Prospectus concisely describes the information that an investor should know before investing in Investor Class shares of each Fund. Please read it carefully and keep it for future reference. Institutional Class shares of the Funds are described in a separate prospectus. To obtain more information about Institutional Class shares of the Funds, please call toll free 1-888-242-3514.


A Statement of Additional Information (the "SAI") dated July 30, 1998, is available free of charge. Write to Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201, or call toll free 1-888-242-3514. The SAI, which contains more detailed information about the Funds and other series of the Trust, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus and the SAI, and other information regarding registrants that file electronically with the SEC.


For more information about establishing an account, or any other information about the Funds and any other series of the Trust, call toll free
1-888-242-3514.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
 ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS



                                                                          Page
Summary of Expenses ..................................................     4

The Funds ............................................................     5
  Behavioral Growth Fund .............................................     5
  Small Cap Value Fund ...............................................     6
  Hidden Value Fund ..................................................     8
  Core Equity Fund ...................................................    10
  All Cap Value Fund .................................................    12
  All Funds ..........................................................    13

More Information About the Funds' Investments and Risk Considerations     14

Management of the Funds ..............................................    16

Portfolio Transactions ...............................................    17

How to Purchase Shares ...............................................    18

General Shareholder Services .........................................    20

How to Redeem Shares .................................................    20

Calculation of Performance Information ...............................    21

Dividends, Capital Gain Distributions and Taxes ......................    22

Organization and Capitalization of the Trust .........................    22

                              SUMMARY OF EXPENSES

The following information is provided to assist an investor in understanding the various expenses that an investor in Investor Class shares of a Fund will bear indirectly. Since the Funds commenced operations on December 29, 1997, the information about each Fund's Investor Class shares shown below is based on annualized projected expenses of the Investor Class shares for the 1998 fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Investor Class shares of each Fund over specified periods, assuming the 5% annual return required under federal regulations.



                                                   Behaviorial       Small        Hidden        Core       All Cap
                                                      Growth       Cap Value       Value       Equity       Value
                                                       Fund           Fund         Fund         Fund         Fund
                                                   -----------     ---------     --------     --------     --------
                                                     Investor       Investor     Investor     Investor     Investor
                                                      Class          Class         Class        Class       Class
                                                      -----          -----         -----        -----       -----
Shareholder Transaction
   Expenses:
 Maximum Sales Load Imposed on
   Purchases (as % of offering price) .........       none           none         none         none         none
 Maximum Sales Load Imposed on
   Reinvested Dividends (as % of
   offering price) ............................       none           none         none         none         none
 Deferred Sales Load (as % of original
   purchase price or redemption
   proceeds, as applicable) ...................       none           none         none         none         none
 Redemption Fees* .............................       none           none         none         none         none
 Exchange Fees ................................       none           none         none         none         none

Annual Operating Expenses
 (as a percentage of average net assets):
 Management Fees ..............................       0.95%          1.05%        0.95%        0.74%        0.74%
 12b-1 Fees ...................................       none           none         none         none         none
 Other Operating Expenses
   (after expense reimbursements) .............       0.70%          0.70%        0.70%        0.60%        0.60%
 Total Operating Expenses (after expense
   reimbursements) ............................       1.65%          1.75%        1.65%        1.34%        1.34%

 Example**:
 An investor would pay the following
   expenses on a $1,000 investment
   assuming a 5% annual return (with or
   without a redemption at the end of
   each time period):
 One Year .....................................       $ 17           $ 18          $ 17         $ 14         $ 14
 Three Years ..................................       $ 52           $ 55          $ 52         $ 42         $ 42


------------
  * Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
 ** Under SEC rules, newly-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

Other Operating Expenses are based on estimated amounts for the 1998 fiscal year after giving effect to voluntary expense limitations. Undiscovered Managers, the Funds' investment adviser, has voluntarily agreed, for an indefinite period, to limit each Fund's Investor Class Total Operating Expenses to the percentages of net assets shown above, subject to later reimbursement by the Funds in certain circumstances. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses for the Investor Class would be 2.59% and 3.54%, respectively, for the Behavioral Growth Fund; 2.57% and 3.62%, respectively, for the Small Cap Value Fund; 2.63% and 3.58%, respectively, for the Hidden Value Fund; 2.60% and 3.34%, respectively, for the Core Equity Fund; and 2.59% and 3.33%, respectively, for the All Cap Value Fund. See "Management of the Funds -- Advisory and Sub-Advisory Fees."

                                   THE FUNDS



The following sections present information about the investment objective, policies and strategies, sub-adviser and portfolio manager(s) for each Fund. Several sections also present information about the investment performance of accounts managed by certain of the Funds' sub-advisers. THE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF ANY OF THE FUNDS. EACH FUND'S PERFORMANCE IN ANY FUTURE PERIOD MAY BE HIGHER OR LOWER THAN THAT SHOWN BELOW. FOR MORE ABOUT THE PERFORMANCE INFORMATION, SEE "ALL FUNDS--PAST PERFORMANCE OF CERTAIN SUB-ADVISERS" BELOW.



BEHAVIORAL GROWTH FUND
-------------------------

The Behavioral Growth Fund's investment objective is growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser believes have growth characteristics. In selecting stocks for the Fund, the sub-adviser applies principles based on behavioral studies. The sub-adviser believes that behavioral biases on the part of investors may cause the market to under-react to new, positive information concerning a company. The sub-adviser analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of the company's stock fully reflects the sub-adviser's expectations as to the company's future earnings and growth prospects. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily be approximately $1 billion, and that the average market capitalization will be between $1.5 and $2 billion, but the median and average capitalizations could be significantly higher or lower. The Fund will ordinarily remain substantially fully invested in common stocks.


RJF Asset Management, Inc. ("RJF Management") is the sub-adviser to the Fund. RJF Management, 411 Borel Avenue, Suite 402, San Mateo, California was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for the management of the Fund's portfolio. Mr. Fuller founded RJF Management and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined RJF Management in 1996 as Vice President and Portfolio Manager and became Senior Vice President and Portfolio Manager in 1997. Prior to joining RJF Management, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996.

SMALL CAP VALUE FUND
-------------------------

The Small Cap Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. (Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.) In selecting stocks for the Fund, the Fund's sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.

J.L. Kaplan Associates, LLC ("Kaplan Associates") is the sub-adviser to the Fund. Kaplan Associates, 75 Park Plaza, 4th Floor, Boston, Massachusetts, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors. Kaplan Associates believes that a stock can be a good value either by virtue of exceptional earning power or because such stock sells at a substantial discount to its asset base.

James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.


PAST PERFORMANCE OF CERTAIN ACCOUNTS MANAGED BY KAPLAN ASSOCIATES

The following tables present information about the investment returns during certain past periods of all discretionary, fee-paying accounts managed by Kaplan Associates and its predecessor, J.L. Kaplan Associates, with investment objectives, policies and strategies substantially similar to that of the Small Cap Value Fund (the "Small Cap Equity Accounts"). The gross investment performance of the Small Cap Equity Accounts for the period from January 1, 1990 to December 31, 1997 has been attested to by Deloitte & Touche LLP for use in connection with the registration statement of the Trust under the Securities Act of 1933 (the "Securities Act"). The gross investment performance of the Small Cap Equity Accounts for the period from January 1, 1998 to June 30, 1998 has not been so attested to. For all periods presented, the investment performance of the Small Cap Equity Accounts has been calculated using a time-weighted rate of return methodology that is based on geometrically linked monthly returns that employ a modified Dietz formula which weighs each cash flow by the amount of time it is held in the account. This investment performance of the Small Cap Equity Accounts (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The method for calculating this performance produces a different result than if the performance information were calculated using the SEC's method for calculating the total return of a mutual fund. The investment performance of the Small Cap Equity Accounts presented in the tables below is net of actual fees and expenses incurred by the accounts. The Small Cap Equity Accounts are compared to the Russell 2000 Index and to the investment performance, net of actual fees and expenses, of the Small Cap Value Fund. The Russell 2000 Index is an unmanaged index representing the performance of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization. Although used as a benchmark, the Russell 2000 Index's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the Russell 2000 Index's performance has not been adjusted for any fees or expenses. The investment performance of the Small Cap Value Fund presented below is for the period from December 29, 1997, the date the Small Cap Value Fund commenced operations, to June 30, 1998. The Small Cap Value Fund's investment performance (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the Small Cap Value Fund, giving effect to the voluntary expense limitations described below under "Management of the Funds -- Other Fund Expenses." The Small Cap Value Fund's total return would have been lower if these limitations had not been in effect.

The following information should not be considered a prediction of future performance of the Small Cap Value Fund. For more information about the performance data, see "All Funds -- Past Performance of Certain Sub-Advisers" below.






------------------------------------------------------------------------------------------------------------
                      Small Cap Value Fund (%)      Small Cap Equity Accounts*(%)     Russell 2000 Index(%)
------------------------------------------------------------------------------------------------------------
1/1/98-6/30/98              10.61                            6.50                              4.93
1997                           --                           37.14                             22.36
1996                           --                           41.24                             16.49
1995                           --                           29.16                             28.47
1994                           --                            1.69                             (1.83)
1993                           --                            9.51                             18.89
1992                           --                           10.88                             18.43
1991                           --                           37.03                             46.05
1990**                         --                          (19.39)                           (19.52)
------------------------------------------------------------------------------------------------------------
                      Small Cap Value Fund (%)      Small Cap Equity Accounts*(%)     Russell 2000 Index(%)
------------------------------------------------------------------------------------------------------------
Average Annual Returns
------------------------------------------------------------------------------------------------------------
1 Year                      13.44***                        23.16                             16.51
3 Years                        --                           32.41                             18.86
5 Years                        --                           24.03                             16.05
Since 1/1/90**                 --                           16.39                             14.33
------------------------------------------------------------------------------------------------------------
Cumulative Returns
------------------------------------------------------------------------------------------------------------
1 Year                      13.44***                        23.16                             16.51
3 Years                        --                          132.13                             67.90
5 Years                        --                          193.52                            110.48
Since 1/1/90**                 --                          263.41                            212.18
------------------------------------------------------------------------------------------------------------



  *The performance information for accounts managed by Kaplan Associates and its predecessor represents the average quarterly returns for accounts with assets in excess of $250,000.


 **1/1/90 is the date of inception of the first small cap equity accounts managed by Kaplan Associates and its predecessor.

***Since inception (12/29/97). Not annualized.

HIDDEN VALUE FUND
-------------------------

The Hidden Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of companies that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. The sub-adviser believes the value of certain stocks will tend to be "hidden" from the market for reasons including the coverage of certain companies by relatively few securities analysts. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily range from $800 million to $5 billion. In selecting stocks for the Fund, the sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks.

The Fund's sub-adviser is Kaplan Associates, and James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. For more information about Kaplan Associates and Messrs. Kaplan and Weisman, see "Small Cap Value Fund" above.


PAST PERFORMANCE OF CERTAIN ACCOUNTS MANAGED BY KAPLAN ASSOCIATES

The following tables present information about the investment returns during certain past periods of all discretionary, fee-paying accounts managed by Kaplan Associates and its predecessor, J.L. Kaplan Associates, with investment objectives, policies and strategies substantially similar to that of the Hidden Value Fund (the "Mid Cap Equity Accounts"). The gross investment performance of the Mid Cap Equity Accounts for the period from January 1, 1988 to December 31, 1997 has been attested to by Deloitte & Touche LLP for use in connection with the registration statement of the Trust under the Securities Act. The gross investment performance of the Mid Cap Equity Accounts for the period from January 1, 1998 to June 30, 1998 has not been so attested to. For all periods presented, the investment performance of the Mid Cap Equity Accounts has been calculated using a time-weighted rate of return methodology that is based on geometrically linked monthly returns that employ a modified Dietz formula which weighs each cash flow by the amount of time it is held in the account. This investment performance of the Mid Cap Equity Accounts (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The method for calculating this performance produces a different result than if the performance information were calculated using the SEC's method for calculating the total return of a mutual fund. The investment performance of the Mid Cap Equity Accounts presented in the tables below is net of actual fees and expenses incurred by the accounts. The Mid Cap Equity Accounts are compared to the Russell Midcap Index (the "Russell Midcap") and to the investment performance, net of actual fees and expenses, of the Hidden
Value Fund. The Russell Midcap is an unmanaged index representing the performance of the 800 smallest of the 1000 largest U.S.-domiciled corporations, ranked by market capitalization. Although used as a benchmark, the Russell Midcap's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the Russell
Midcap's performance has not been adjusted for any fees or expenses. The investment performance of the Hidden Value Fund presented below is for the period from December 29, 1997, the date the Hidden Value Fund commenced operations, to June 30, 1998. The Hidden Value Fund's investment performance
(i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the Hidden Value Fund, giving effect to the voluntary expense limitations described below under "Management of the Funds -- Other Fund Expenses." The Hidden Value Fund's total return would have been lower if these limitations had not been in effect.

The following information should not be considered a prediction of future performance of the Hidden Value Fund. For more information about the performance data, see "All Funds -- Past Performance of Certain Sub-Advisers" below.

-------------------------------------------------------------------------------------------------
                    Hidden Value Fund (%)     Mid Cap Equity Accounts*(%)     Russell Midcap(%)
-------------------------------------------------------------------------------------------------
1/1/98-6/30/98                1.58                          3.92                       9.13
1997                           --                          33.53                      29.00
1996                           --                          34.30                      19.00
1995                           --                          32.23                      34.46
1994                           --                           5.13                      (2.08)
1993                           --                          14.98                      14.29
1992                           --                           6.70                      16.37
1991                           --                          23.48                      41.53
1990                           --                         (11.32)                    (11.49)
1989                           --                          21.48                      26.26
1988                           --                          29.84                      19.80
-------------------------------------------------------------------------------------------------
                    Hidden Value Fund (%)     Mid Cap Equity Accounts*(%)     Russell Midcap(%)
-------------------------------------------------------------------------------------------------
Average Annual Returns
-------------------------------------------------------------------------------------------------
1 Year                        2.72**                       17.59                      25.00
3 Years                         --                         28.57                      23.48
5 Years                         --                         22.75                      18.67
10 Years                        --                         15.97                      16.53
-------------------------------------------------------------------------------------------------
Cumulative Returns
-------------------------------------------------------------------------------------------------
1 Year                        2.72**                       17.59                      25.00
3 Years                         --                        112.53                      88.27
5 Years                         --                        178.64                     135.38
10 Years                        --                        339.82                     361.71
-------------------------------------------------------------------------------------------------




 * The performance information for accounts managed by Kaplan Associates and its predecessor represents the average quarterly returns for accounts with assets in excess of $250,000.

** Since inception (12/29/97). Not annualized.

CORE EQUITY FUND
-------------------------

The Core Equity Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies. Although the common stocks in which the Fund invests will typically have larger market capitalization, the Fund may invest in stocks with capitalization as low as $1 billion. In selecting investments for the Fund, the Fund's sub-adviser will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors. Under normal market conditions, the Fund will ordinarily be substantially fully invested in common stocks of U.S. companies.

Waite & Associates L.L.C. is the Fund's sub-adviser. Waite & Associates L.L.C., 601 South Figueroa Street, Los Angeles, California, is the successor firm to Waite & Associates, the successor firm to Waite & Correnti, an investment advisory firm founded in 1978. Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for the management of the Fund's portfolio. Mr. Waite founded Waite & Correnti in 1978 and has served as President and Chief Investment Officer of the firm since then. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager. Ms. Calhoun held the position of Senior Vice President of Trading from 1981 until becoming a Managing Director in 1997, and has been a Senior Portfolio Manager since 1992.


PAST PERFORMANCE OF CERTAIN ACCOUNTS MANAGED BY WAITE & ASSOCIATES L.L.C.

The following tables present information about the investment returns during certain past periods of all discretionary, fee-paying accounts managed by Waite & Associates L.L.C. and its predecessors, Waite & Associates and Waite & Correnti, with investment objectives, policies and strategies substantially similar to that of the Core Equity Fund (the "Equity Accounts"). The gross investment performance of the Equity Accounts for the period from January 1, 1988 to December 31, 1997 has been attested to by KPMG Peat Marwick LLP for use in connection with the registration statement of the Trust under the Securities Act. The gross investment performance of the Equity Accounts for the period from January 1, 1998 to June 30, 1998 has not been so attested to. For all periods presented, the investment performance of the Equity Accounts has been calculated in accordance with standards established by the Association for Investment Management and Research. This investment performance of the Equity Accounts (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The method for calculating this performance produces a different result than if the performance information were calculated using the SEC's method for calculating the total return of a mutual fund. The investment performance of the Equity Accounts presented in the tables below is net of actual fees and expenses incurred by the accounts. The Equity Accounts are compared to the Standard & Poor's 500 Index (the "S&P 500") and to the investment performance, net of actual fees and expenses, of the Core Equity Fund. The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Although used as a benchmark, the S&P 500's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the S&P 500's performance has not been adjusted for any fees or expenses. The investment performance of the Core Equity Fund presented below is for the period from December 29, 1997, the date the Core Equity Fund commenced operations, to June 30, 1998. The Core Equity Fund's investment performance (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the Core Equity Fund, giving effect to the voluntary expense limitations described below under "Management of the Funds -- Other Fund Expenses." The Core Equity Fund's total return would have been lower if these limitations had not been in effect.

The following information should not be considered a prediction of future performance of the Core Equity Fund. For more information about the performance data, see "All Funds -- Past Performance of Certain Sub-Advisers" below.

-------------------------------------------------------------------------------
                    Core Equity Fund (%)     Equity Accounts(%)     S&P 500(%)
-------------------------------------------------------------------------------
1/1/98-6/30/98               15.62                   15.76              17.74
1997                           --                    38.75              33.36
1996                           --                    27.15              22.97
1995                           --                    42.19              37.59
1994                           --                     0.02               1.32
1993                           --                    11.89              10.08
1992                           --                     7.28               7.61
1991                           --                    21.69              30.45
1990                           --                     1.94              (3.09)
1989                           --                    20.43              31.55
1988                           --                    11.48              16.57
-------------------------------------------------------------------------------
                    Core Equity Fund (%)     Equity Accounts(%)     S&P 500(%)
-------------------------------------------------------------------------------
Average Annual Returns
-------------------------------------------------------------------------------
1 Year                      16.64*                   29.77              30.20
3 Years                        --                    32.65              30.23
5 Years                        --                    25.37              23.05
10 Years                       --                    18.37              18.54
-------------------------------------------------------------------------------
Cumulative Returns
-------------------------------------------------------------------------------
1 Year                      16.64*                   29.77              30.20
3 Years                        --                   133.44             120.86
5 Years                        --                   209.68             182.13
10 Years                       --                   439.81             448.01
-------------------------------------------------------------------------------




*Since inception (12/29/97). Not annualized.

ALL CAP VALUE FUND
-------------------------

The All Cap Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing in common stocks of companies of any market capitalization (small-, mid- or large-cap) that its sub-adviser believes are undervalued and therefore offer above-average potential for capital growth. In selecting these stocks, the sub-adviser will consider, among other things, the issuer's cash flow, price-to-book ratio, return on capital, balance sheets, and management. The Fund will ordinarily remain substantially fully invested in common stocks.

E.R. Taylor Investments, Inc. ("E.R. Taylor") is the sub-adviser to the Fund. E.R. Taylor, 46 South Main Street, Suite 4, Concord, New Hampshire, was founded in 1983, and serves as an investment adviser to endowment funds, charitable organizations and other institutional and individual investors. E.R. Taylor's philosophy is to invest in undervalued, quality companies where management uses cash flow to build shareholder value.

Investment decisions for the Fund are made by E.R. Taylor's Investment Committee, which consists of six investment professionals. Sherwood T. Small, President of E.R. Taylor, is the Chairman of the Investment Committee. Mr. Small has served as President of E.R. Taylor since 1992.

                                   ALL FUNDS


THE FUNDS' INVESTMENTS

In addition to the investments described above, each Fund may lend its portfolio securities and enter into repurchase agreements. See "More Information About the Funds' Investments and Risk Considerations" below.

INVESTMENT POLICIES

Except for investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

DIVERSIFICATION

Each Fund is a "diversified" fund as defined in the Investment Company Act of 1940 (the "1940 Act"). With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets is not subject to such restriction.

PAST PERFORMANCE OF CERTAIN SUB-ADVISERS


As stated above, information about the investment performance of accounts managed by certain of the Funds' sub-advisers (and, in certain cases, their predecessors) is provided above. Investment performance is shown on an annual return basis, with returns for periods of less than one year not annualized, and on an average annual return and cumulative return basis. Past performance information is provided for the 10-year period ended June 30, 1998, except where the sub-adviser has managed accounts using substantially the same investment objective as the relevant Fund for a period of less than 10 years.

The information represents performance data furnished by certain of the Funds' sub-advisers relating to accounts managed by them. In each case, the relevant sub-adviser's accounts have investment objectives substantially similar to that of the Fund(s) managed by that sub-adviser; were managed throughout the periods shown using investment styles and strategies substantially similar (although not necessarily identical) to that of the relevant Fund; and except as noted above include all of the fully-discretionary, fee-paying equity accounts managed by such sub-adviser during the periods shown using investment objectives, policies and strategies substantially similar to that of the relevant Fund. The returns are adjusted to give effect to the actual fees and expenses incurred by the accounts. AS STATED ABOVE, THE PERFORMANCE INFORMATION OF THE SUB-ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF THE FUNDS. THE FUNDS COMMENCED OPERATIONS ON DECEMBER 29, 1997 AND EACH HAS A LIMITED PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION OF THE SUB-ADVISERS SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF ANY OF THE FUNDS. EACH FUND'S PERFORMANCE IN ANY FUTURE PERIOD MAY BE HIGHER OR LOWER THAN THAT SHOWN.

During the periods shown, the sub-advisers' accounts were managed by the portfolio manager(s) who are responsible for the day-to-day portfolio management of the Fund(s) managed by that sub-adviser.


The accounts are not subject to the same types of expenses to which each of the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on each of the Funds by the 1940 Act or the Internal Revenue Code of 1986 (the "Code"). The performance results for the accounts shown above might have been less favorable had the accounts been subject to these requirements, restrictions and limitations.

     MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS


It is important to understand the following risks inherent in a Fund before you invest.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and similar equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include securities exercisable for or convertible into common stocks (e.g., warrants). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES


All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Value Fund will invest primarily in such companies. See "The Funds -- Small Cap Value Fund" above.


Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

REPURCHASE AGREEMENTS

All of the Funds will normally invest at least 65% of their total assets in common stocks. Any assets not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements.

Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES

The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.


"YEAR 2000" MATTERS

Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems of a Fund fail to process information properly, such failure could have an adverse impact on the Fund's operations and services provided to shareholders. Undiscovered Managers, the sub-advisers and the distributor, administrator, sub-administrator, transfer agent, custodian and certain other service providers to each of the Funds have reported that each expects to modify its systems, as necessary, prior to January 1, 2000 to address this so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

                            MANAGEMENT OF THE FUNDS


Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub-adviser to assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

Undiscovered Managers was organized in 1997 as a Delaware limited liability company and has no prior experience managing mutual funds. The address of Undiscovered Managers is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201. Mark P. Hurley, the President of Undiscovered Managers, and AMRESCO, Inc., a publicly traded corporation engaged in residential mortgage banking, commercial mortgage banking, asset management and commercial finance, each own more than 25% of the voting securities of Undiscovered Managers and therefore are regarded to control Undiscovered Managers for purposes of the 1940 Act. Each of the sub-advisers is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (RJF Management); James L. Kaplan (Kaplan Associates); Leslie A. Waite (Waite & Associates L.L.C.); and Sherwood T. Small (E.R. Taylor). None of the sub-advisers has prior experience managing a mutual fund.

The Bank of New York is the custodian for the Funds and First Data Distributors, Inc. is the distributor for the Funds (the "Distributor").

ADVISORY AND SUB-ADVISORY FEES AND OTHER EXPENSES

Each Fund pays Undiscovered Managers a management fee at the following annual percentage rates of the Fund's daily net assets:


                        Fund                    Fee Rate
            Behavioral Growth Fund               0.95%
            Small Cap Value Fund                 1.05%
            Hidden Value Fund                    0.95%
            Core Equity Fund                     0.74%
            All Cap Value Fund                   0.74%


Undiscovered Managers pays each Fund's sub-adviser a sub-advisory fee at the following annual percentage rates of the specified levels of the Fund's average daily net assets:


Fund                      Sub-adviser                 Fee Rate as % of Fund's Net Assets
-----------------------------------------------------------------------------------------------------
Behavioral Growth Fund    RJF Management              0.60%      of the first $200 million
                                                      -----------------------------------------------
                                                      0.55%      of the next $100 million
                                                      -----------------------------------------------
                                                      0.50%      of assets in excess of $300 million
-----------------------------------------------------------------------------------------------------
Small Cap Value Fund      Kaplan Associates           0.70%      of the first $200 million
                                                      -----------------------------------------------
                                                      0.65%      of the next $100 million
                                                      -----------------------------------------------
                                                      0.60%      of assets in excess of $300 million
-----------------------------------------------------------------------------------------------------
Hidden Value Fund         Kaplan Associates           0.60%      of the first $200 million
                                                      -----------------------------------------------
                                                      0.55%      of the next $100 million
                                                      -----------------------------------------------
                                                      0.50%      of assets in excess of $300 million
-----------------------------------------------------------------------------------------------------
Core Equity Fund          Waite & Associates L.L.C.   0.40%      of the first $200 million
                                                      -----------------------------------------------
                                                      0.35%      of the next $100 million
                                                      -----------------------------------------------
                                                      0.30%      of assets in excess of $300 million
-----------------------------------------------------------------------------------------------------
All Cap Value Fund        E.R. Taylor                 0.40%      of the first $200 million
                                                      -----------------------------------------------
                                                      0.35%      of the next $100 million
                                                      -----------------------------------------------
                                                      0.30%      of assets in excess of $300 million
-----------------------------------------------------------------------------------------------------

The Trust intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or any other series of the Trust without obtaining shareholder approval. The exemptive request will also seek to permit, without obtaining shareholder approval, the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement when such changes or continuation are approved by the Trust's Board of Trustees. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

Pursuant to an Administrative Services Agreement, Undiscovered Managers has agreed to provide each Fund all administrative services, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of 0.25% of the Fund's average net asset value. Undiscovered Managers has entered into an agreement with First Data Investor Services Group, Inc. ("First Data") to provide certain of the foregoing administrative services. First Data has no responsibility with respect to the oversight of any Fund's investment advisory services.


Pursuant to a Shareholder Servicing Plan, Undiscovered Managers may also provide (or arrange for another intermediary or agent to provide) certain additional services to Investor Class shareholders (Undiscovered Managers or such entity is referred to as a "Servicing Agent" in such capacity). Such services may include transfer agent and sub-transfer agent services, accounting services and other administrative and recordkeeping services to both record owners and non-record owners of Investor Class shares. The Trust's Shareholder Servicing Plan permits the Funds to pay fees of up to 0.35% of the average daily net asset value of Investor Class shares to Servicing Agents for these services.


OTHER FUND EXPENSES

In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Undiscovered Managers, including taxes, brokerage commissions, shareholder servicing fees, fees and expenses of registering and qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and Trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of Trustees who are not directors, officers or employees of Undiscovered Managers. In general, fees and expenses of a Fund are allocated pro rata among such Fund's shares, regardless of class. Shareholder servicing fees, however, are allocated only to a Fund's Investor Class shares.

Undiscovered Managers has voluntarily agreed, for an indefinite period, to pay the expenses of each Fund's Investor Class in excess of the following annual percentage rates of the average daily net assets of each Fund's Investor Class, subject to the obligation of the Fund to repay Undiscovered Managers such expenses in future years, if any, when the Fund's Investor Class expenses fall below the stated percentage rate, but only to the extent that such repayment would not cause the Fund's Investor Class expenses in any such future year to exceed the stated percentage rate, and provided that the Funds are not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred: 1.34% for the All Cap Value Fund and the Core Equity Fund; 1.65% for the Behavioral Growth Fund and the Hidden Value Fund; and 1.75% for the Small Cap Value Fund. Undiscovered Managers may change or terminate these voluntary arrangements at any time, but this Prospectus would be supplemented to describe the change.


                            PORTFOLIO TRANSACTIONS


In addition to selecting portfolio investments for the Fund(s) it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-advisers currently have no intention of executing transactions on such basis. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

It is not possible to predict the Funds' portfolio turnover rates with certainty. Each Fund's sub-adviser has indicated, however, that it does not expect that the annual portfolio turnover rate of the Fund(s) it manages would normally exceed the following rates: 50% for the All Cap Value and Core Equity Funds, 75% for the Small Cap Value and Hidden Value Funds, and 200% for the Behavioral Growth Fund. Any Fund's portfolio turnover rate in any year could be significantly higher or lower than these estimates. Higher levels of portfolio turnover may result in higher transactions costs and higher levels of taxable realized capital gains.


                            HOW TO PURCHASE SHARES


An investor may make an initial purchase of Investor Class shares of any Fund by submitting a completed application form and payment to:

  Undiscovered Managers Funds
  4400 Computer Drive
  P.O. Box 5181
  Westborough, MA 01581-5181

The minimum initial investment in any Fund is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of the Trust, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for any new shareholder in Undiscovered Managers Funds who initially invests less than $250,000 but signs a letter of intent stating the shareholder's intention to bring his or her balance to $250,000 within six months after the initial purchase. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to the investors individually. Undiscovered Managers reserves the right to redeem the accounts at net asset value of shareholders that have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.

If the balance in a shareholder's account with a Fund is less than a minimum amount set by the Trustees of the Trust from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Shares of any Fund may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) any combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange of securities by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-667-1224.

Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by an exchange of securities.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When purchases are made by check, redemption proceeds will not be sent until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of an investor's order, First Data opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

After an account has been established, an investor may send subsequent investments at any time directly to First Data at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

Initial and subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

  Boston Safe Deposit & Trust Company
  ABA #011001234
  Account #145483
  FOB: Shareholder Name and Account Number
  FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

Except for the broker-dealer transaction-based or other fees described in the next paragraph, the price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or sub-agent. Shares of the Funds are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the SAI.

The Distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. The Funds will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.


                         GENERAL SHAREHOLDER SERVICES


The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from First Data. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

FREE EXCHANGE PRIVILEGE. Investor Class shares of any Fund may be exchanged for Investor Class shares of any other Fund. Investor Class shares may not be exchanged for Institutional Class shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

RETIREMENT PLANS. The Funds' Investor Class shares may be purchased by all types of tax-deferred retirement plans. The Distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from an investor's checking account.


                             HOW TO REDEEM SHARES


An investor can redeem shares of any Fund by sending a written request to First Data at 4400 Computer Drive, P.O. Box 5181, Westborough, MA 01581-5181, Attn:
Undiscovered Managers Funds. As described below, an investor may also redeem shares of any Fund by calling Undiscovered Managers at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

The written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) an investor is providing instructions to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by Undiscovered Managers prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to Undiscovered Managers after the Exchange closes or on a day when the Exchange is not open for business, Undiscovered Managers cannot accept the request and a new request will be necessary.

If an investor decides to change the bank account to which proceeds are to be wired, an investor must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide Undiscovered Managers with the investor's account registration and address as it appears on the records of the Trust. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust, First Data, the Distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

The redemption price for shares of any Fund will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by First Data or an approved broker-dealer or its authorized designee in proper form.

Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request, if the request is in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.


                    CALCULATION OF PERFORMANCE INFORMATION


The Funds may include in advertising their "total return" for the one-, five- and ten-year periods (or for the life of a Fund, if shorter) through the most recent calendar quarter. These total returns represent the average annual compounded rate of return on a hypothetical investment of $1,000 in a Fund. Total return may also be presented for other periods and on a cumulative (in addition to average annual) basis.


                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains whether distributed in cash or additional shares and regardless of how long an investor has owned shares of a Fund. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains generally are subject to a maximum tax rate of 28% or 20% depending upon the holding period in the portfolio investment generating the distributed gains.

Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to the investor (1) if the investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that the investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so).

First Data will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state and local tax consequences of investing in, redeeming or exchanging Fund shares.


                 ORGANIZATION AND CAPITALIZATION OF THE TRUST



Each Fund is a series of the Trust. The Trust was organized as a Massachusetts business trust on September 29, 1997. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes. Currently each Fund has two classes of shares -- Investor Class shares and Institutional Class shares. Certain other series of the Trust have only Institutional Class shares. Institutional Class shares are offered in a separate prospectus. Each share in a Fund has one vote, with fractional shares voting proportionally. All Trust shares entitled to vote will vote together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class will be required to decide the question. Shares are freely transferable, are entitled to dividends as declared by the Trustees of the Trust, and, if a Fund were liquidated, would receive the net assets of such Fund. Each Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders may remove the Trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.


Institutional Class shares are identical to Investor Class shares, except that Institutional Class shares bear no shareholder servicing fees and have separate voting rights in certain circumstances. Since Investor Class shares of a Fund bear shareholder servicing fees and consequently higher total fees, they are expected to have a lower total return than Institutional Class shares of such Fund. Investor Class shares do not convert into Institutional Class shares, and Institutional Class shares do not convert into Investor Class shares.

As of May 1, 1998, the following entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the 1940 Act.



Behavioral Growth Fund   Charles Schwab & Co., Inc. (on behalf of certain of its
                           customers)

Small Cap Value Fund     Charles Schwab & Co., Inc. (on behalf of certain of its
                           customers)

Hidden Value Fund        None

Core Equity Fund         Sofiya Balta
                         Undiscovered Managers, LLC

All Cap Value Fund       Undiscovered Managers, LLC
                         BankBoston, custodian for James P. Nicholls
                           IRA Rollover



Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of such liability is considered remote since it may arise only in very limited circumstances.

                              INVESTMENT ADVISER
                           Undiscovered Managers, LLC
                             Plaza of the Americas
                             700 North Pearl Street
                              Dallas, Texas 75201
                            Toll free: 888-242-3514
                              Phone: 214-999-7200
                               Fax: 214-999-7201

================================================================================
--------------------------------------------------------------------------------

                                  DISTRIBUTOR
                         First Data Distributors, Inc.
                              4400 Computer Drive
                       Westborough, Massachusetts 01581


                                 LEGAL COUNSEL
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110


                                TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                              4400 Computer Drive
                       Westborough, Massachusetts 01581


                            INDEPENDENT ACCOUNTANTS
                             Deloitte & Touche LLP
                               125 Summer Street
                          Boston, Massachusetts 02110


                                   CUSTODIAN
                              The Bank of New York
                                 48 Wall Street
                           New York, New York 10286

[Logo: Undiscovered Managers(TM)]


                          UNDISCOVERED MANAGERS FUNDS

                      Statement of Additional Information


                               December __, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Undiscovered Managers Funds' Investor Class Prospectus dated July 30, 1998, and the Undiscovered Managers Funds' Institutional Class Prospectus dated December __, 1998. If a series of Undiscovered Managers Funds has more than one form of current prospectus, each reference to the "Prospectus" in this Statement of Additional Information shall include all of such series' prospectuses unless otherwise noted. This Statement of Additional Information should be read with the applicable prospectus. A copy of the Prospectus may be obtained from Undiscovered Managers Funds, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201.

                                TABLE OF CONTENTS

Investment Objectives, Policies and Restrictions ....................     3

Management of the Trust .............................................     7

Ownership of Shares of the Funds ....................................     8

Investment Advisory and Other Services ..............................     9

Portfolio Transactions and Brokerage ................................    13

Description of the Trust ............................................    14

How to Buy Shares ...................................................    16

Net Asset Value .....................................................    16

Shareholder Services ................................................    16

Redemptions .........................................................    17

Income Dividends, Capital Gain Distributions and Tax Status .........    18

Calculation of Total Return .........................................    20

Performance Comparisons .............................................    21

Financial Statements ................................................    23

Appendix A--Publications That May Contain Fund Information ..........    A-1

Appendix B--Advertising and Promotional Literature ..................    B-1

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


The investment objective and policies of each series (each a "Fund" and collectively, the "Funds") of Undiscovered Managers Funds (the "Trust") are summarized in the Prospectus under "The Funds" and "More Information About the Funds' Investments and Risk Considerations." The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

INVESTMENT RESTRICTIONS--UNDISCOVERED MANAGERS ALL CAP VALUE FUND, UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND, UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND, UNDISCOVERED MANAGERS CORE EQUITY FUND, UNDISCOVERED MANAGERS HIDDEN VALUE FUND, UNDISCOVERED MANAGERS REIT FUND, UNDISCOVERED MANAGERS SMALL CAP VALUE FUND, UNDISCOVERED MANAGERS SPECIAL SMALL CAP FUND, UM INTERNATIONAL EQUITY FUND AND UM INTERNATIONAL SMALL CAP EQUITY FUND

The following investment restrictions are fundamental policies of Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund"), Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"), Undiscovered Managers Core Equity Fund (the "Core Equity Fund"), Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"), Undiscovered Managers REIT Fund (the ("REIT Fund"), Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund"), Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"), UM International Equity Fund (the "International Equity Fund") and UM International Small Cap Equity Fund (the "International Small Cap Equity Fund").


Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


INVESTMENT RESTRICTIONS--UNDISCOVERED MANAGERS BEHAVIORAL LONG/SHORT FUND

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Long/Short Fund (the "Behavioral Long/Short Fund").

The Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. Short sales and related borrowings of securities are not subject to this restriction.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings; any pledge or encumbrance of assets; short sales; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.

Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph and the paragraph immediately preceding such paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

ADDITIONAL DESCRIPTION OF INVESTMENTS

The following is an additional description of certain investments of certain of the Funds.

SHORT SALES. The Behavioral Long/Short Fund will seek to realize gains through short sales. Short sales are transactions in which the Fund sells a security that it does not own, in anticipation of a future decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the market at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will also incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that the Fund will be able to close out the position at any particular time or at any acceptable price. The Fund's use of short sales may cause the Fund to realize higher amounts of short-term capital gains which are generally taxed at ordinary income tax rates than it would if it did not engage in short sales.

FOREIGN CURRENCY HEDGING TRANSACTIONS. Each of the International Equity and the International Small Cap Equity Funds (the "International Funds") may engage in foreign currency exchange transactions. The International Funds may (i) purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate, (ii) enter into negotiated contracts to purchase or sell foreign currencies at a future date ("forward contracts"), (iii) purchase and sell standardized, exchange-traded foreign currency futures contracts and (iv) purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

The precise matching of the amounts of foreign currency exchange transactions and the value of any related portfolio securities will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, in cases where a Fund seeks to protect the value of portfolio securities through a foreign currency hedging transaction, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Foreign currency transactions that are intended to hedge the value of securities a Fund owns or contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts are traded on futures exchanges.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a date selected in accordance with exchange rules in a predetermined month. Forward contracts may be in any amounts agreed upon by the parties rather than standardized amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on an exchange; a clearing corporation associated with the exchange typically assumes responsibility for closing out such contracts. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. It may therefore be more difficult to effect a closing transaction with respect to a forward contract than with respect to a futures contract.

Positions in foreign currency futures contracts may be closed out only on an exchange that provides a secondary market in such contracts. Although the Funds intend to purchase or sell foreign currency futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

Each International Fund will maintain cash or liquid securities eligible for purchase by such Fund in a segregated account with the Fund's custodian in an amount at least equal to (i) the difference between the current value of such Fund's liquid holdings that settle in the relevant currency and such Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

For a discussion of tax considerations relating to foreign currency transactions, see "Income Dividends, Capital Gain Distributions and Tax Status," below.


                            MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, their ages, addresses and principal occupations during the past five years are as follows:


*Mark P. Hurley (40)--Trustee and President. President and Chief Executive Officer of Undiscovered Managers, LLC since September, 1997; formerly Managing Director of Merrill Lynch & Company from February, 1996 to January, 1997; formerly Vice President of Goldman, Sachs & Co. from August, 1992 to February, 1996.

Roger B. Keating (37)--Trustee. 550 15th Street, Suite 24, San Francisco, California 94103; President and Chief Executive Officer of ReacTV since March, 1998; Senior Vice President of Online Division of Comcast Cable Communications from May, 1996 to March, 1998; Area Vice President and General Manager of West Florida area of Comcast Cable Communications from August, 1993 to May, 1996; formerly Principal of Mercer Management Consulting from October, 1987 to August, 1993.

Matthew J. Kiley (37)--Trustee. ARAMARK Tower, 1101 Market Street, Philadelphia, Pennsylvania 19107; Executive Vice President of Sports and Entertainment and Vice President of Global Food and Support Services at ARAMARK Corp. since September, 1996; formerly Manager at McKinsey & Company from January, 1990 to September, 1996.

Robert P. Schmermund (43)--Trustee. 900 19th Street, N.W., Suite 400, Washington, D.C. 20006; Communications Director of America's Community Bankers since January, 1993.


------------
* Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser, Undiscovered Managers, LLC.

Mary Chris Sayre (35)--Secretary. Employee of Undiscovered Managers, LLC since October, 1997; formerly Assistant to Chairman and President and Special Events Coordinator at Prentiss Properties Trust from February, 1997 to October, 1997; formerly Director of University Honors Program and Dedman College Mentoring Program at Southern Methodist University from June, 1991 to February, 1997.


The address of each Trustee and officer of the Trust affiliated with Undiscovered Managers, LLC ("Undiscovered Managers") is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201.

The Trust pays no compensation to its officers or to the Trustees listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of $10,000 per annum. The Trust provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from the Trust may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.


The following table estimates the amount of compensation to be paid (or deferred in lieu of current payment) by the Trust during its fiscal year ending August 31, 1999 to the persons who are to serve as Trustees during such period:

                                                     Total Compensation
                          Aggregate Compensation       From Trust and
        Person                  From Trust             Fund Complex*
----------------------   ------------------------   -------------------
Mark P. Hurley                    $     0                 $     0
Roger B. Keating                  $10,000                 $10,000
Matthew J. Kiley                  $10,000                 $10,000
Robert P. Schmermund              $10,000                 $10,000

------------
* No Trustee receives any compensation from any mutual fund affiliated with Undiscovered Managers, other than the Trust.


                       OWNERSHIP OF SHARES OF THE FUNDS


As of November 15, 1998, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

          Fund                      Name                % Ownership
Behavioral Growth Fund
Behavioral Value Fund
Behavioral Long/Short Fund
Special Small Cap Fund
REIT Fund
Small Cap Value Fund
Hidden Value Fund
Core Equity Fund
All Cap Value Fund
International Equity Fund
International Small Cap Equity Fund

Undiscovered Managers is a limited liability company organized under the laws of Delaware with two voting members, Mark P. Hurley and AMRESCO, Inc., a publicly traded corporation, each owning more than 25% of the voting securities of Undiscovered Managers and therefore regarded to control Undiscovered Managers for purposes of the 1940 Act.

As of November 15, 1998, to the Trust's knowledge, the following persons or entities owned of record or beneficially 5% or more of the outstanding Institutional Class shares of the following Funds:

                   Institutional Class Shares
                   --------------------------
            Fund                Name and Address     % Ownership
----------------------------   ------------------   ------------
Behavioral Growth Fund
Behavioral Value Fund
Behavioral Long/Short Fund
Special Small Cap Fund
REIT Fund
Small Cap Value Fund
Hidden Value Fund
Core Equity Fund
All Cap Value Fund
International Equity Fund
International Small Cap
 Equity Fund




As of November 15, 1998, to the Trust's knowledge, the following persons or entities owned of record or beneficially 5% or more of the outstanding Investor Class shares of the following Funds:

                     Investor Class Shares
                     ---------------------
            Fund                Name and Address     % Ownership
----------------------------   ------------------   ------------
Behavioral Growth Fund
Small Cap Value Fund
Hidden Value Fund
Core Equity Fund
All Cap Value Fund


As of November 15, 1998, the Trustees and officers of the Trust owned beneficially the following Institutional Class shares, which represent the following percentage ownership of such class of shares, of each of the following Funds:

          Fund                       Shares             % Ownership
----------------------------   ------------------      -------------
Behavioral Growth Fund
Behavioral Value Fund
Behavioral Long/Short Fund
Special Small Cap Fund
REIT Fund
Small Cap Value Fund
Hidden Value Fund
Core Equity Fund
All Cap Value Fund
International Equity Fund
International Small Cap Equity Fund

The Trustees and officers of the Trust owned beneficially none of the Investor Class shares of any of the Funds.


                    INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER AND SUB-ADVISERS

As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "The Funds" and "Management of the Funds" in the Prospectus. As disclosed in this Statement of Additional Information under the heading "Management of the Trust," (i) Mark P. Hurley is a Trustee and the President of the Trust as well as the President and Chief Executive Officer and a controlling member of Undiscovered Managers, and (ii) Mary Chris Sayre is the Secretary of the Trust as well as an employee of Undiscovered Managers. Undiscovered Managers, the investment adviser of the Funds, is further affiliated with the Trust through its ownership as of November 15, 1998, of more than 5% of the outstanding shares of ______________ Fund.

Under each Fund's advisory agreement with Undiscovered Managers, Undiscovered Managers is entitled to fees, payable quarterly, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "Management of the Funds" in the Prospectus. During the Trust's fiscal year ended August 31, 1998, the advisory fees payable by the Funds to Undiscovered Managers pursuant to the relevant advisory agreement (before giving effect to expense reductions under the expense deferral arrangements described below), and the amount of expense reductions under the expense deferral arrangements, were as follows:

                 Fund                    Advisory Fee     Expense Reduction
-----------------------------------      ------------     -----------------
Behavioral Growth Fund                    $22,388.65          $22,388.65
Behavioral Value Fund                         -0-*                -0-*
Behavioral Long/Short Fund                    -0-*                -0-*
Special Small Cap Fund                    $61,496.86          $61,496.86
REIT Fund                                 $36,512.56          $36,512.56
Small Cap Value Fund                      $31,826.76          $31,826.76
Hidden Value Fund                         $ 4,606.08          $ 4,606.08
Core Equity Fund                          $ 3,174.77          $ 3,174.77
All Cap Value Fund                        $ 1,260.02          $ 1,260.02
International Equity Fund                     -0-*                -0-*
International Small Cap Equity Fund           -0-*                -0-*

-------------------
* The Fund had not commenced operations as of August 31, 1998.

The advisory fee payable by the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate see "Management of the Funds" in the Prospectus.

As described in the Prospectus, Undiscovered Managers has agreed to certain additional, voluntary arrangements to limit each Fund's expenses. These arrangements may be modified or terminated by Undiscovered Managers at any time. See "Trust Expenses" below.

Under each sub-advisory agreement relating to the Funds between Undiscovered Managers and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable quarterly by Undiscovered Managers out of the fees it receives, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "Management of the Funds" in the Prospectus. During the Trust's fiscal year ended August 31, 1998, Undiscovered Managers paid the following amounts as sub-advisory fees to the following sub-advisers pursuant to the relevant sub-advisory agreements:

            Fund                            Sub-Adviser                   Sub-Advisory Fee
--------------------------     -----------------------------------------  ----------------
Behavioral Growth Fund         RJF Asset Management, Inc.                   $14,138.55
Behavioral Value Fund          RJF Asset Management, Inc.                      -0-*
Behavioral Long/Short Fund     RJF Asset Management, Inc.                      -0-*
Special Small Cap Fund         Kestrel Investment Management Corporation    $42,754.47
REIT Fund                      Bay Isle Financial Corporation               $24,341.71
Small Cap Value Fund           J.L. Kaplan Associates, LLC                  $21,213.95
Hidden Value Fund              J.L. Kaplan Associates, LLC                  $ 2,907.46
Core Equity Fund               Waite & Associates L.L.C.                    $ 1,714.98
All Cap Value Fund             E.R. Taylor Investments, Inc.                $   679.99
International Equity Fund      Unibank Securities, Inc.                        -0-*
International Small Cap        Unibank Securities, Inc.                        -0-*
 Equity Fund

----------------------
* The Fund had not commenced operations as of August 31, 1998.

The sub-advisory fee payable by Undiscovered Managers relating to the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate, see "Management of the Funds" in the Prospectus.


Each Fund's advisory agreement and sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, Undiscovered Managers or the relevant sub-adviser, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.

The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice. The advisory agreement shall automatically terminate in the event of its assignment. The advisory agreement provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers." The advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers, cast in person at a meeting called for the purpose of voting on such approval.

Each sub-advisory agreement may be terminated without penalty by Undiscovered Managers, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements may be terminated by the relevant sub-adviser in certain circumstances.

Each advisory and sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "Management of the Funds" in the Prospectus.


TRUST EXPENSES

The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; shareholder servicing fees; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. Shareholder servicing fees are allocated to a Fund's Investor Class shares, if any.

As described in the Prospectus, Undiscovered Managers has voluntarily agreed, for an indefinite period, to reduce its fees and pay the expenses of each Fund's Institutional and Investor Classes in excess of the following annual percentage rates of the average daily net assets of such Fund's Institutional and Investor Classes, respectively, subject to the obligation of each class of a Fund to repay

Undiscovered Managers such class's expenses in future years, if any, when such class's expenses fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred:

             Fund                        Institutional Class           Investor Class
------------------------------   ----------------------------------   ---------------
Behavioral Growth Fund                         1.30%                        1.65%
Behavioral Value Fund                          1.40%                          N/A*
Behavioral Long/Short Fund                     2.00%                          N/A*
Special Small Cap Fund            0.55% plus the advisory fee rate            N/A*
                                      for the year in question
REIT Fund                                      1.40%                          N/A*
Small Cap Value Fund                           1.40%                        1.75%
Hidden Value Fund                              1.30%                        1.65%
Core Equity Fund                               0.99%                        1.34%
All Cap Value Fund                             0.99%                        1.34%
International Equity Fund                      1.45%                          N/A*
International Small Cap Equity Fund            1.60%                          N/A*

-----------------
*Fund does not currently have an Investor Class.

Undiscovered Managers may change or terminate these voluntary arrangements at any time.

ADMINISTRATOR

Pursuant to an Administrative Services Agreement, each Fund is obligated to pay Undiscovered Managers a fee at the annual rate of 0.25% of such Fund's average net assets for providing administrative services to that Fund. During the Trust's fiscal year ended August 31, 1998, the following amounts were payable to Undiscovered Managers pursuant to the Administrative Services Agreement:
$5,891.75 from the Behavioral Growth Fund, $13,368.89 from the Special Small Cap Fund, $8,693.47 from the REIT Fund, $7,577.78 from the Small Cap Value Fund, $1,212.12 from the Hidden Value Fund, $1,072.55 from the Core Equity Fund and $425.68 from the All Cap Value Fund. These fees were waived by Undiscovered Managers but are subject to reimbursement under the expense deferral arrangements described above. Undiscovered Managers has entered into an agreement with First Data Investor Services Group, Inc. ("First Data") for the provision of certain administrative services to the Funds at Undiscovered Managers' expense. See "Management of the Funds" in the Prospectus.

SHAREHOLDER SERVICING AGENTS


Pursuant to a Shareholder Servicing Plan, Undiscovered Managers may also provide (or arrange for another intermediary or agent to provide) certain additional services to Investor Class shareholders of the Funds (Undiscovered Managers or such entity is referred to as a "Servicing Agent" in such capacity). Such services may include transfer agent and sub-transfer agent services, accounting services and other administrative and recordkeeping services to both record owners and non-record owners of Investor Class shares. The Trust's Shareholder Servicing Plan permits the Funds with Investor Class shares to pay fees of up to 0.35% of the average daily net asset value of Investor Class shares to Servicing Agents for these services. See "Management of the Funds--Advisory and Sub-Advisory Fees and Other Expenses" in the Investor Class Prospectus.


DISTRIBUTOR

Institutional Class and Investor Class shares are sold on a continuous basis by the Trust's distributor, First Data Distributors, Inc., (the "Distributor"). Under the Distribution Agreement between the Trust and the Distributor, the Distributor is not obligated to sell any specific amount of shares of the Trust, but will use efforts deemed appropriate by it to solicit orders for the sale of the Trust's shares and to undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The Distributor received no underwriting commissions from the Trust for the fiscal year ended on August 31, 1998.

ADDITIONAL ARRANGEMENTS

CUSTODIAL ARRANGEMENTS. The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for each Fund except the Behavioral Long/Short Fund. ______________, is the custodian for the Behavioral Long/Short Fund. The custodians hold in safekeeping certifi-cated securities and cash belonging to the Funds and, in such capacity, are the registered owners of securities held in book entry form belonging to the Funds. Upon instruction, the custodians receive and deliver cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The custodians also maintain certain accounts and records of the Funds.

INDEPENDENT ACCOUNTANTS. The Funds' independent accountants are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. Deloitte & Touche LLP conducts an annual audit of the Funds' financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE


In placing orders for the purchase and sale of portfolio securities for each Fund, each sub-adviser seeks the best price and execution. Each sub-adviser has the ability to pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction on the basis of receiving brokerage and research products and/or services. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers. See "Portfolio Transactions" in the Prospectus.

During the fiscal year ended August 31, 1998, the Trust paid, on behalf of the following Funds, the aggregate amount of commissions set forth below:

                 Fund                    Commissions ($)
-----------------------------------      ---------------
Behavioral Growth Fund
Behavioral Value Fund
Behavioral Long/Short Fund
Special Small Cap Fund
REIT Fund
Small Cap Value Fund
Hidden Value Fund
Core Equity Fund
All Cap Value Fund
International Equity Fund
International Small Cap Equity Fund

During the fiscal year ended August 31, 1998, the sub-advisers to each of the following Funds directed brokerage transactions, in such aggregate amounts and for such aggregate commissions as are set forth below, for the purpose of obtaining research services:

                                            Brokerage           Related
                 Fund                    Transactions($)     Commissions($)
-----------------------------------      ---------------     --------------
Behavioral Growth Fund
Behavioral Value Fund
Behavioral Long/Short Fund
Special Small Cap Fund
REIT Fund
Small Cap Value Fund
Hidden Value Fund
Core Equity Fund
All Cap Value Fund
International Equity Fund
International Small Cap Equity Fund

                           DESCRIPTION OF THE TRUST

The Trust, registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust").

The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.


The shares of the Behavioral Growth Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund and the All Cap Value Fund are divided into two classes of shares--Institutional Class shares and Investor Class shares. The Behavioral Value Fund, the Behavioral Long/Short Fund, the Special Small Cap Fund, the REIT Fund, the International Equity Fund and the International Small Cap Equity Fund only offer Institutional Class shares. All expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis, except for shareholder servicing fees which are charged only to such Fund's Investor Class shares.


The assets received by any class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of any class of the Funds are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the corresponding Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of such Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds.

VOTING RIGHTS

As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by ten shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES


Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any class of shares of any Fund by submitting a completed application form and payment to:


                           Undiscovered Managers Funds
                           4400 Computer Drive
                           P.O. Box 5181
                           Westborough, MA 01581-5181

The procedures for purchasing shares of any class of shares of any Fund are summarized in "How to Purchase Shares" in the Prospectus.

                                NET ASSET VALUE

The net asset value of any class of shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

                             SHAREHOLDER SERVICES

OPEN ACCOUNTS

A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by First Data. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year First Data will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

EXCHANGE PRIVILEGE


Shareholders may redeem their shares of any Fund, subject to any applicable redemption fees, and have the proceeds applied on the same day to purchase the same class of shares of any other Fund. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the Fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Free Exchange Privilege."


Exchanges may be effected by (1) making a telephone request by calling 1-800-667-1224, provided that a special authorization form is on file with First Data, or (2) sending a written exchange request to First Data accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice.

An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs

Under "Shareholder Services--Retirement Plans," the Prospectus refers to IRAs established under a prototype plan made available by the Distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Distributor.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

                                  REDEMPTIONS

The procedures for redemption of shares of any class of any Fund are summarized in the Prospectus under "How to Redeem Shares."

Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to Undiscovered Managers at 1-800-667-1224. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by Undiscovered Managers prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by Undiscovered Managers and a new request will be necessary.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from First Data. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to First Data a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, First Data, the Distributor, Undiscovered Managers and the sub-advisers are not responsible for the authenticity of withdrawal instructions received by telephone. In the event that reasonable procedures are not followed in the verification of withdrawal instructions, the foregoing parties may be liable for any losses due to unauthorized instructions.


The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by First Data or an approved broker-dealer or its authorized designee in proper form, less any applicable redemption fee. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.


Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to First Data. In order for a change to be in effect for any dividend or distribution, it must be received by First Data on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains (generally subject to a 20% tax rate), if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Some 1998 distributions of long-term capital gains realized in 1997 may be subject to a 28% tax rate.

In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain. In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends and certain interest income earned by each of the International Funds from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, such Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that each of the International Funds will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by such Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Each of the International Funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of each such Fund's income distributions to constitute a return of capital for tax purposes or require such Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment by each of the International Funds in "passive foreign investment companies" could subject such Funds to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

A "passive foreign investment company" is any foreign corporation: 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and foreign taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).


                          CALCULATION OF TOTAL RETURN


Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for calculating total return includes four steps:
(1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

The table below sets forth the average annual total return of (i) the Institutional Class shares of each Fund from such Fund's inception through the fiscal year ended August 31, 1998, and (ii) the Investor Class shares of each Fund that offers such shares from the initial offering of such class of shares through the fiscal year ended August 31, 1998.

                                                     Total Return               Total Return
                       Fund                       Institutional Class          Investor Class
-----------------------------------------------   -------------------          ---------------
Behavioral Growth Fund                                (5.12)%                     (17.82)%*
 (commencement of operations December 29, 1997)
Behavioral Value Fund                                  N/A**                        N/A**
 (commencement of operations December   , 1998)
Behavioral Long/Short Fund                             N/A**                        N/A**
 (commencement of operations December   , 1998)
Special Small Cap Fund                               (16.80)%                       N/A**
 (commencement of operations December 29, 1997)
REIT Fund                                            (14.88)%                       N/A**
 (commencement of operations December 29, 1997)
Small Cap Value Fund                                 (12.64)%                     (17.17)%*
 (commencement of operations December 29, 1997)
Hidden Value Fund                                    (21.92)%                     (17.15)%*
 (commencement of operations December 29, 1997)

------------------------
 * Investor Class shares first offered on July 30, 1998.
** No information available since either the Fund or the class within the Fund was not offered prior to August 31, 1998.

                                                       Total Return             Total Return
                       Fund (cont.)                 Institutional Class        Investor Class
-----------------------------------------------     -------------------        ---------------
Core Equity Fund                                      2.00%                       (12,31)%*
 (commencement of operations December 29, 1997)
All Cap Value Fund                                   (7.76)%                      (16.76)%*
 (commencement of operations December 29, 1997)
International Equity Fund                              N/A**                        N/A**
 (commencement of operations December   , 1998)
International Small Cap Equity Fund                    N/A**                        N/A**
 (commencement of operations December   , 1998)

--------------
 * Investor Class shares first offered on July 30, 1998.

** No information available since either the Fund or the class within the Fund was not offered prior to August 31, 1998.


                            PERFORMANCE COMPARISONS


TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

LIPPER ANALYTICAL SERVICES, INC. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

MICROPAL, INC. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

MORNINGSTAR, INC. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/WEISENBERGER'S MANAGEMENT RESULTS ("Weisenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

MORGAN STANLEY REIT INDEX. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 93 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

MSCI-EAFE INDEX. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

MSCI-EAFE EX-JAPAN INDEX. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

NAREIT EQUITY INDEX. The NAREIT Equity Index consists of all tax qualified equity REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System.

RUSSELL MIDCAP INDEX. The Russell Midcap Index is comprised of the 800 smallest of the 1000 largest U.S.-domiciled corporations, ranked by market capitalization.

RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.


RUSSELL 2000 VALUE INDEX. The Russell 2000 Value Index is comprised of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled corporations with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX. The Russell 2500 Index is comprised of the 2500 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

RUSSELL 2500 GROWTH INDEX. The Russell 2500 Growth Index is comprised of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled corporations with higher price-to-book ratios and higher forecasted growth values.


STANDARD & POOR'S/BARRA GROWTH INDEX. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

STANDARD & POOR'S/BARRA VALUE INDEX. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.


STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

3-MONTH U.S. TREASURY BILLS. 3-month U.S. Treasury bills are direct obligations of the United States Treasury which are issued with a three month maturity. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.


WILSHIRE REAL ESTATE SECURITIES INDEX. The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities (such as REITs, real estate operating companies and partnerships) which satisfy certain minimum requirements in book value, market capitalization, percentage of revenue generated from ownership and operation of real estate assets and liquidity.

Performance information about the Funds will be provided in the Funds' annual reports, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in pub-lications including, but not limited to, the publications included in Appendix
A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.


                             FINANCIAL STATEMENTS

The Trust's audited Financial Statements for the fiscal year ended August 31, 1998, included in the Trust's Annual Report filed with the Securities and Exchange Commission on ____________, pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information. A copy of the Trust's Annual Report is available without charge upon request from Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201 or by calling toll free 1-888-242-3514.

                                                                     APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION


ABC and affiliates                          Fortune
Adam Smith's Money World                    Fox Network and affiliates
America On Line                             Fund Action
Anchorage Daily News                        Fund Decoder
Atlanta Constitution                        Global Finance
Atlanta Journal                             (The) Guarantor
Arizona Republic                            Hartford Courant
Austin American Statesman                   Houston Chronicle
Baltimore Sun                               INC
Bank Investment Marketing                   Indianapolis Star
Barron's                                    Individual Investor
Bergen County Record (NJ)                   Institutional Investor
Bloomberg Business News                     International Herald Tribune
Bond Buyer                                  Internet
Boston Business Journal                     Investment Advisor
Boston Globe                                Investment Company Institute
Boston Herald                               Investment Dealers Digest
Broker World                                Investment Profiles
Business Radio Network                      Investment Vision
Business Week                               Investor's Daily
CBS and affiliates                          IRA Reporter
CDA Investment Technologies                 Journal of Commerce
CFO                                         Kansas City Star
Changing Times                              KCMO (Kansas City)
Chicago Sun Times                           KOA-AM (Denver)
Chicago Tribune                             LA Times
Christian Science Monitor                   Leckey, Andrew (syndicated column)
Christian Science Monitor News Service      Lear's
Cincinnati Enquirer                         Life Association News
Cincinnati Post                             Lifetime Channel
CNBC                                        Miami Herald
CNN                                         Milwaukee Sentinel
Columbus Dispatch                           Money Magazine
CompuServe                                  Money Maker
Dallas Morning News                         Money Management Letter
Dallas Times-Herald                         Morningstar
Denver Post                                 Mutual Fund Market News
Des Moines Register                         Mutual Funds Magazine
Detroit Free Press                          National Public Radio
Donoghues Money Fund Report                 National Underwriter
Dorman, Dan (syndicated column)             NBC and affiliates
Dow Jones News Service                      New England Business
Economist                                   New England Cable News
FACS of the Week                            New Orleans Times-Picayune
Fee Adviser                                 New York Daily News
Financial News Network                      New York Times
Financial Planning                          Newark Star Ledger
Financial Planning on Wall Street           Newsday
Financial Research Corp.                    Newsweek
Financial Services Week                     Nightly Business Report
Financial World                             Orange County Register
Fitch Insights                              Orlando Sentinel
Forbes                                      Palm Beach Post
Fort Worth Star-Telegram                    Pension World

Pensions and Investments                    Standard & Poor's Stock Guide
Personal Investor                           Stanger's Investment Advisor
Philadelphia Inquirer                       Stockbroker's Register
Porter, Sylvia (syndicated column)          Strategic Insight
Portland Oregonian                          Tampa Tribune
Prodigy                                     Time
Public Broadcasting Service                 Tobias, Andrew (syndicated column)
Quinn, Jane Bryant (syndicated column)      Toledo Blade
Registered Representative                   UPI
Research Magazine                           US News and World Report
Resource                                    USA Today
Rocky Mountain News                         USA TV Network
Rukeyser's Business (syndicated column)     Value Line
Sacramento Bee                              Wall Street Journal
San Diego Tribune                           Wall Street Letter
San Francisco Chronicle                     Wall Street Week
San Francisco Examiner                      Washington Post
San Jose Mercury                            WBZ
Seattle Post-Intelligencer                  WBZ-TV
Seattle Times                               WCVB-TV
Securities Industry Management              WEEI
Smart Money                                 WHDH
St. Louis Post Dispatch                     Worcester Telegram
St. Petersburg Times                        World Wide Web
Standard & Poor's Outlook                   Worth Magazine
                                            WRKO

                                                                     APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

o Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

o Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o Industry conferences at which the various sub-advisers participate

o Current capitalization, levels of profitability and other financial information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o Current and historical statistics relating to:

  -- total dollar amount of assets managed

  -- Undiscovered Managers Funds' assets managed in total and by Fund

  -- the growth of assets

  -- asset types managed

References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Funds. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                          Undiscovered Managers Funds
                           Part C. Other Information

Item 24. -- Financial Statements and Exhibits


(A) (1) Financial Statements: See "Financial Highlights" in the Prospectus and "Financial Statements" in the Statement of Additional Information.


(B) Exhibits

      1. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

      2. By-Laws of the Trust--Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A.

      3.    None.


      4.    None.

      5.(a) Form of Management Agreement between the Trust and Undiscovered
            Managers, LLC ("Undiscovered Managers")--Incorporated by reference to the Registrant's Registration Statement on Form N-1A.

        (b) Form of Sub-Advisory Agreements between Undiscovered Managers and each sub-adviser relating to each series of the Trust.

            (i) Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"): RJF Asset Management, Inc. ("RJF Management")--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.

            (ii) Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"): RJF Management, is filed herewith.

            (iii) Undiscovered Managers Behavioral Long/Short Fund (the "Behavioral Long/Short Fund"): RJF Management, is filed herewith.

            (iv) Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"): Kestrel Investment Management Corporation ("Kestrel Management")--Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A.

            (v) Undiscovered Managers REIT Fund (the "REIT Fund"): Bay Isle Financial Corporation ("Bay Isle")--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.

            (vi) Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") and Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"): J.L. Kaplan Associates, LLC ("Kaplan Associates")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

            (vii) Undiscovered Managers Core Equity Fund (the "Core Equity Fund"): Waite & Associates L.L.C.--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.

            (viii) Undiscovered Managers All Cap Value Fund (the "All Cap Value
                   Fund"): E.R. Taylor Investments, Inc. ("E.R.
                   Taylor")--Incorporated by reference to the Registrant's Registration Statement on Form N1-A.

            (ix) UM International Equity Fund (the "International Equity Fund"): Unibank Securities, Inc. ("Unibank"), is filed herewith.

            (x) UM International Small Cap Equity Fund (the "International Small Cap Equity Fund"): Unibank, is filed herewith.



       6. Form of Distribution Agreement between the Trust and First Data Distributors, Inc.--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

       7.     None.

       8.(a) Form of Custodian Agreement between the Trust and The Bank of New York--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         (b) Form of Special Custody Account Agreement between the Trust and _______________________, a bank organized and existing under the laws of the state of ___________________--to be filed by amendment.


       9.(a) Form of Transfer Agency and Services Agreement between the Trust and First Data Investor Services Group, Inc. ("First Data")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         (b) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


         (c) Form of Expense Deferral Agreement between the Trust and Undiscovered Managers relating to the Behavioral Growth Fund, the Special Small Cap Fund, the REIT Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund and the All Cap Value Fund--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


         (d) Form of Administrative Services Agreement between the Trust and Undiscovered Managers--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         (e) Form of Sub-Administration Agreement between Undiscovered Managers and First Data--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

      10.(a) Opinion and Consent of Counsel, dated December 17, 1997 relating to the Behavioral Growth Fund, the Special Small Cap Fund, the REIT Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund and the All Cap Value Fund--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         (b) Opinion and Consent of Counsel relating to the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund--to be filed by amendment.

      11.     Consent of Independent Accountants--to be filed by amendment.


      12.     None.

      13. Investment Representation Letter--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

      14.     None.

      15.     None.

      16.     None.

      17.     None.

      18.     Multi-Class Plan is filed herewith.

      19.(a) Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, John J. Burke III, Mary Chris Sayre and Neil Forrest--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         (b) Power of Attorney for Diana Tarnow, designating Mark P. Hurley, Mary Chris Sayre and Neil Forrest is filed herewith.

         (c) Shareholder Servicing Plan for Investor Class shares is filed herewith.


Item 25.      Persons Controlled by or Under Common Control with the Trust
              None.

Item 26.      Number of Holders of Securities

The following table sets forth the number of record holders of the Institutional Class of each series of the Trust as of November 15, 1998.



           Title of Series              Number of Record Holders
------------------------------------   -------------------------
  Behavioral Growth Fund
  Behavioral Value Fund
  Behavioral Long/Short Fund
  Special Small Cap Fund
  REIT Fund
  Small Cap Value Fund
  Hidden Value Fund
  Core Equity Fund
  All Cap Value Fund

The following table sets forth the number of record holders of the Investor Class of each series of the Trust as of November 15, 1998.

           Title of Series              Number of Record Holders
------------------------------------   -------------------------
  Behavioral Growth Fund
  Small Cap Value Fund
  Hidden Value Fund
  Core Equity Fund
  All Cap Value Fund


Item 27. Indemnification

Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Trust's By-Laws (Exhibit 2 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee of officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

(a) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "Management of the Funds" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

    Name and Office with            Name and Address of                Nature of
    Undiscovered Managers           Other Affiliations                Connection
---------------------------- -------------------------------- --------------------------
   Mark P. Hurley            *Merrill Lynch & Company         Managing Director
     President, Chief        250 Vesey Street
     Executive Officer and   World Financial Center
     Management              New York, New York 10281
     Committee Member

                             *Goldman, Sachs & Co.            Vice President
                             100 Crescent Court
                             Suite 1000
                             Dallas, Texas 75201

   Robert L. Adair III       AMRESCO, INC.                    President
     Management Committee    Plaza of the Americas
     Member                  700 North Pearl Street
                             Dallas, Texas 75201

   Randolph E. Brown         AMRESCO, INC.                    Senior Vice President
     Management Committee
     Member

   Barry L. Edwards          AMRESCO, INC.                    Executive Vice President
     Management Committee                                     and Chief Financial
     Member                                                   Officer

   Robert H. Lutz, Jr.       Amresco Advisors, Inc.           Director
     Management Committee    Plaza of the Americas
     Member                  700 North Pearl Street
                             Dallas, Texas 75201

   Thomas F. O'Toole         Principal Financial Securities   Consultant; formerly
     Management Committee    Fountain Place                   Chairman, President and
     Member                  1445 Ross Avenue, Suite 2300     Chief Executive Officer
                             Dallas, Texas 75202

   Harris Weinstein          Covington & Burling              Partner
     Management Committee    1201 Pennsylvania Avenue
     Member                  8th Floor
                             Washington, D.C. 20004

(b) RJF Management is the sub-adviser to the Behavioral Growth, Behavioral Value and Behavioral Long/Short Funds, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. RJF Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


     Name and Office with           Name and Address of               Nature of
        RJF Management               Other Affiliations              Connection
----------------------------- ------------------------------- ------------------------
   Russell J. Fuller          Fuller Partners, Ltd.           General Partner
     Director and President   1300 S. El Camino Real
                              Suite 504
                              San Mateo, CA 94402

   Anne Fuller                San Francisco Society of        Education Director
     Director                 Security Analysts
                              P.O. Box 27278
                              San Francisco, CA 94127

   John L. Kling              Fuller Partners, Ltd.           General Partner
     Director
                              Washington State University     Professor of Finance
                              Department of Finance
                              Todd Hall
                              483 College of Business
                               and Economics
                              Pullman, Washington 99164

   Frederick W. Stanske       *Hexcel Corporation             Director
     Director and Senior      2 Stamford Plaza
     Vice President           Stamford, Connecticut 06901

                              *Fisher Investments             Vice President
                              13100 Skyline Boulevard         and Research Analyst
                              Woodside, California 94062

   Richard Thaler             University of Chicago           Professor of Behavioral
     Director                 Graduate School of Business     Science and Economics
                              1101 East 58th Street
                              Chicago, Illinois 60637

                              *Massachusetts Institute of     Professor of Behavioral
                              Technology                      Science and Economics
                              Sloan School of Management
                              50 Memorial Drive
                              Cambridge, Massachusetts 02142

   Crystal Kwuk               *Insight Capital Research       Vice President
     Vice President           & Management
                              2121 North California Blvd
                              Suite 560
                              Walnut Creek, CA 94596

                              *Callan Associates              Senior Analyst
                              71 Stevenson Street
                              San Francisco, CA 94105

   Joanne S. Ott              None                            None
     Vice President

(c) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

    Name and Office with       Name and Address of    Nature of
     Kestrel Management         Other Affiliations    Connection
----------------------------   --------------------   ----------
   Abbott J. Keller            None                   None
     Director and President

   David J. Steirman           None                   None
     Director and Chief
     Investment Officer

(d) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

    Name and Office with       Name and Address of    Nature of
          Bay Isle              Other Affiliations    Connection
----------------------------   --------------------   ----------
   Gary Pollock                None                   None
     Director and President

   William Schaff              None                   None
     Director and Chief
     Investment Officer

   Ralph L. Block              None                   None
     Director

(e) Kaplan Associates is the sub-adviser to the Small Cap Value Fund and Hidden Value Fund and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. The following persons affiliated with Kaplan Associates have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

  Name and Office with     Name and Address of     Nature of
    Kaplan Associates       Other Affiliations     Connection
------------------------   --------------------    ----------
   James L. Kaplan         None                    None
     Member

   Paul Weisman            None                    None
     Portfolio Manager

(f) Waite & Associates L.L.C. is the sub-adviser to the Core Equity Fund and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Waite & Associates L.L.C.'s officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


    Name and Office with      Name and Address of     Nature of
 Waite & Associates L.L.C.     Other Affiliations     Connection
---------------------------   --------------------    ----------
   Leslie A. Waite            None                    None
     President

   Peter D. Tamny             None                    None
     Managing Director

   Peter C. Brockett          None                    None
     Managing Director

   Patrick Westmoreland       None                    None
     Managing Director

(g) E.R. Taylor is the sub-adviser to the All Cap Value Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. E.R. Taylor's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

    Name and Office with          Name and Address of            Nature of
        E.R. Taylor               Other Affiliations            Connection
--------------------------- -------------------------------- ------------------
   Sherwood T. Small        None                             None
     President

   Martha E. Cottrill       None                             None
     Vice President

   Kenneth E. DeWitt        None                             None
     Vice President

   John S. Tamagni          Lazard Freres & Co. LLC          Managing Director
     Director               One Rockefeller Plaza
                            New York, NY 10020

   Salvatore J. Cozzolino   None                             None
     Director

   C. Michael Hazard        Westfield Capital Management     CEO & Chairman
     Director               One Financial Center             of the Board
                            Boston, MA 02111

   John C. Hou              Prince Capital Management, LLC   President
     Director               240 Madison Avenue
                            New York, NY 10016


(h) Unibank is the sub-adviser to the International Equity and International Small Cap Equity Funds, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Unibank's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:




    Name and Office with      Name and Address of     Nature of
          Unibank              Other Affiliations     Connection
    --------------------      --------------------    ----------
   Henrik Bak                 None                    None
     Director and President

   Peter Vilhelm Caroe        None                    None
     Chairman of the Board

   Christian Clausen          None                    None
     Director

   John Joseph Mulligan       None                    None
     Director

   Peter Egelund Jensen       None                    None
     Chief Financial Officer

   Niels-Ulrik Mousten        Unibank A/S             First V.P.
                              Torvegade 2
                              DK-1786 Copenhagen V
                              Denmark

Item 29.

(a) First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., and an indirect wholly-owned subsidiary of First Data Corporation, acts as distributor for the Trust. First Data Distributors, Inc., also distributes the securities of the following investment companies: ABN AMRO Funds, Alleghany Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., The Galaxy Fund, Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Light Index Fund, Inc., Panorama Trust and Wilshire Target Funds, Inc. First Data Distributors, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

(b) The information required by this Item 29(b) with respect to each director, officer, or partner of First Data Distributors, Inc., is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc., with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

(c) Not applicable.


Item 30. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Mary Chris Sayre; the Trust's investment adviser, Undiscovered Managers; the custodian of each Fund except the Behavioral Long/Short Fund, The Bank of New York; the custodian of the Behavioral Long/Short Fund, _____________________; and the Trust's transfer agent, First Data. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of The Bank of New York is 48 Wall Street, New York, New York 10286; the address of _____________________ is ____________________,
__________________________; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.


Item 31. Management Services

None.

Item 32. Undertakings

(a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

                                    NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis and state of Indiana on the 14th day of October, 1998.



                                        UNDISCOVERED MANAGERS FUNDS


                                        By: /s/ Mark P. Hurley
                                           ------------------------------------
                                           Mark P. Hurley
                                           Title: President


Pursuant to the Securities Act of 1933, this amendment to its registration statement has been signed below by the following persons in the capacities and on the dates indicated.



           Signatures                       Title                   Date
--------------------------------   -----------------------   ------------------
    /s/ Mark P. Hurley             President and Trustee     October 14, 1998
 -----------------------------
       Mark P. Hurley


    /s/ * Mark P. Hurley           Trustee                   October 14, 1998
 -----------------------------
       Roger B. Keating


    /s/ * Mark P. Hurley           Trustee                   October 14, 1998
 -----------------------------
      Matthew J. Kiley


    /s/ * Mark P. Hurley           Trustee                   October 14, 1998
 -----------------------------
     Robert P. Schmermund

    /s/ * Mark P. Hurley           Assistant Treasurer       October 14, 1998
 -----------------------------
      Diana Tarnow


*Signed by Mark P. Hurley as Attorney-In-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits


 Exhibit No.       Description
------------       -----------

      99.5(b)(ii)  Form of Sub-Advisory Agreement between Undiscovered Managers and RJF Management relating to the Behavorial Value Fund.

      99.5(b)(iii) Form of Sub-Advisory Agreement between Undiscovered Managers and RJF Management relating to the Behavorial Long/Short
                   Fund.

      99.5(b)(ix)  Form of Sub-Advisory Agreement between Undiscovered Managers and Unibank relating to the International Equity Fund.

      99.5(b)(x)   Form of Sub-Advisory Agreement between Undiscovered Managers and Unibank relating to the International Small Cap Equity
                   Fund.

      99.18        Multi-Class Plan.

      99.19(b)     Power of Attorney for Diana Tarnow, designating Mark P.
                   Hurley, Mary Chris Sayre and Neil Forrest.

      99.19(c)     Shareholder Servicing Plan for Investor Class shares.